Document and Entity Information (USD $)	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KNM
Entity Registrant Name	KONAMI CORP
Entity Central Index Key	0001191141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float
Entity Common Stock, Shares Outstanding	138,620,152

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 930,174	¥ 76,451,000	¥ 59,541,000
Trade notes and accounts receivable, net of allowance for doubtful accounts of 275 million and 380 million ($4,623 thousand) at March 31, 2011 and 2012, respectively	409,381	33,647,000	28,564,000
Inventories	269,145	22,121,000	25,479,000
Deferred income taxes, net	249,458	20,503,000	23,239,000
Prepaid expenses and other current assets	112,459	9,243,000	12,111,000
Total current assets	1,970,617	161,965,000	148,934,000
PROPERTY AND EQUIPMENT, net	757,403	62,251,000	59,508,000
INVESTMENTS AND OTHER ASSETS:
Investments in marketable securities	5,220	429,000	140,000
Investment in affiliate	26,573	2,184,000	2,131,000
Identifiable intangible assets	502,287	41,283,000	41,565,000
Goodwill	266,152	21,875,000	21,880,000
Lease deposits	326,402	26,827,000	27,360,000
Deferred income taxes, net	11,875	976,000	2,934,000
Other assets	124,297	10,216,000	9,439,000
Total investments and other assets	1,262,806	103,790,000	105,449,000
TOTAL ASSETS	3,990,826	328,006,000	313,891,000
CURRENT LIABILITIES:
Short-term borrowings	27,984	2,300,000	4,000,000
Current portion of long-term debt	60,835	5,000,000	5,000,000
Current portion of capital lease and financing obligations	29,906	2,458,000	1,783,000
Trade notes and accounts payable	198,199	16,290,000	19,003,000
Accrued income taxes	127,132	10,449,000	6,121,000
Accrued expenses	243,254	19,993,000	16,747,000
Deferred revenue	68,074	5,595,000	4,804,000
Other current liabilities	70,629	5,805,000	5,697,000
Total current liabilities	826,013	67,890,000	63,155,000
LONG-TERM LIABILITIES:
Long-term debt, less current portion	60,835	5,000,000	10,000,000
Capital lease and financing obligations, less current portion	301,776	24,803,000	25,516,000
Accrued pension and severance costs	19,966	1,641,000	2,932,000
Deferred income taxes, net	48,960	4,024,000	5,503,000
Other long-term liabilities	108,626	8,928,000	8,378,000
Total long-term liabilities	540,163	44,396,000	52,329,000
TOTAL LIABILITIES	1,366,176	112,286,000	115,484,000
COMMITMENTS AND CONTINGENCIES (Notes 11 and 24)
EQUITY:
Common stock, no par value-Authorized 450,000,000 shares; issued 143,500,000 shares at March 31, 2011 and 2012: outstanding 136,140,971 shares and 138,620,152 shares at March 31, 2011 and 2012, respectively	576,700	47,399,000	47,399,000
Additional paid-in capital	902,482	74,175,000	75,490,000
Legal reserve	3,455	284,000	284,000
Retained earnings	1,308,736	107,565,000	90,250,000
Accumulated other comprehensive loss	(33,082)	(2,719,000)	(2,547,000)
Treasury stock, at cost 7,359,029 shares and 4,879,848 shares at March 31, 2011 and 2012, respectively	(136,829)	(11,246,000)	(16,962,000)
Total KONAMI CORPORATION stockholders' equity	2,621,462	215,458,000	193,914,000
Noncontrolling interest	3,188	262,000	4,493,000
TOTAL EQUITY	2,624,650	215,720,000	198,407,000
TOTAL LIABILITIES AND EQUITY	$ 3,990,826	¥ 328,006,000	¥ 313,891,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Trade notes and accounts receivable, allowance for doubtful accounts	$ 4,623	¥ 380,000	¥ 275,000
Common stock, par value	$ 0	¥ 0	¥ 0
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, shares issued	143,500,000	143,500,000	143,500,000
Common stock, shares outstanding	138,620,152	138,620,152	136,140,971
Treasury stock, shares	4,879,848	4,879,848	7,359,029

CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
NET REVENUES:
Product sales revenue	$ 1,705,305,000	¥ 140,159,000,000	¥ 156,867,000,000	¥ 166,884,000,000
Service and other revenue	1,528,154,000	125,599,000,000	101,121,000,000	95,260,000,000
Total	3,233,459,000	265,758,000,000	257,988,000,000	262,144,000,000
COSTS AND EXPENSES:
Costs of products sold	1,094,099,000	89,924,000,000	102,741,000,000	100,457,000,000
Costs of services rendered and others	1,027,996,000	84,491,000,000	86,291,000,000	85,277,000,000
Selling, general and administrative	608,967,000	50,051,000,000	46,253,000,000	55,407,000,000
Restructuring and impairment charges				2,339,000,000
Earthquake related impairment charges and expenses	4,161,000	342,000,000	4,455,000,000
Gain on bargain purchase			(2,543,000,000)
Total costs and expenses	2,735,223,000	224,808,000,000	237,197,000,000	243,480,000,000
Operating income	498,236,000	40,950,000,000	20,791,000,000	18,664,000,000
OTHER INCOME (EXPENSES):
Interest income	2,616,000	215,000,000	268,000,000	165,000,000
Interest expense	(17,362,000)	(1,427,000,000)	(1,541,000,000)	(1,574,000,000)
Foreign currency exchange gain (loss), net	4,027,000	331,000,000	(342,000,000)	67,000,000
Other, net	(523,000)	(43,000,000)	(94,000,000)	(200,000,000)
Other expenses, net	(11,242,000)	(924,000,000)	(1,709,000,000)	(1,542,000,000)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	486,994,000	40,026,000,000	19,082,000,000	17,122,000,000
INCOME TAXES:
Current	171,760,000	14,117,000,000	7,319,000,000	7,177,000,000
Deferred	34,360,000	2,824,000,000	(918,000,000)	(3,577,000,000)
Total	206,120,000	16,941,000,000	6,401,000,000	3,600,000,000
EQUITY IN NET INCOME OF AFFILIATED COMPANY	632,000	52,000,000	41,000,000	56,000,000
NET INCOME	281,506,000	23,137,000,000	12,722,000,000	13,578,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	1,521,000	125,000,000	(212,000,000)	264,000,000
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	$ 279,985,000	¥ 23,012,000,000	¥ 12,934,000,000	¥ 13,314,000,000
PER SHARE DATA:
Basic net income attributable to KONAMI CORPORATION stockholders per share	$ 2.02	¥ 166.23	¥ 96.48	¥ 99.76
Diluted net income attributable to KONAMI CORPORATION stockholders per share	$ 2.02	¥ 166.23	¥ 96.48	¥ 99.76

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME	Total USD ($)	Total JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Legal Reserve [Member] USD ($)	Legal Reserve [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Total KONAMI CORPORATION stockholders equity [Member] USD ($)	Total KONAMI CORPORATION stockholders equity [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)
Balance at Mar. 31, 2009		¥ 183,539,000,000		¥ 47,399,000,000		¥ 77,090,000,000		¥ 284,000,000		¥ 76,947,000,000		¥ 98,000,000		¥ (23,186,000,000)		¥ 178,632,000,000		¥ 4,907,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders		(7,206,000,000)								(7,206,000,000)						(7,206,000,000)
Cash dividends attributable to noncontrolling interest		(381,000,000)																(381,000,000)
Purchase of treasury stock		(3,000,000)												(3,000,000)		(3,000,000)
Reissuance of treasury stock		1,000,000				(1,000,000)								2,000,000		1,000,000
Comprehensive income:
Net income		13,578,000,000								13,314,000,000						13,314,000,000		264,000,000
Foreign currency translation adjustments		(211,000,000)										(207,000,000)				(207,000,000)		(4,000,000)
Net unrealized losses on available-for-sale securities		(8,000,000)										(8,000,000)				(8,000,000)
Pension liability adjustment		(78,000,000)										(58,000,000)				(58,000,000)		(20,000,000)
Total comprehensive income (loss) for the year		13,281,000,000														13,041,000,000		240,000,000
Balance at Mar. 31, 2010		189,231,000,000		47,399,000,000		77,089,000,000		284,000,000		83,055,000,000		(175,000,000)		(23,187,000,000)		184,465,000,000		4,766,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders		(5,739,000,000)								(5,739,000,000)						(5,739,000,000)
Cash dividends attributable to noncontrolling interest		(54,000,000)																(54,000,000)
Purchase of treasury stock		(101,000,000)												(101,000,000)		(101,000,000)
Reissuance of treasury stock		4,727,000,000				(1,599,000,000)								6,326,000,000		4,727,000,000
Comprehensive income:
Net income		12,722,000,000								12,934,000,000						12,934,000,000		(212,000,000)
Foreign currency translation adjustments		(2,153,000,000)										(2,140,000,000)				(2,140,000,000)		(13,000,000)
Net unrealized losses on available-for-sale securities		(55,000,000)										(55,000,000)				(55,000,000)
Pension liability adjustment		(171,000,000)										(177,000,000)				(177,000,000)		6,000,000
Total comprehensive income (loss) for the year		10,343,000,000														10,562,000,000		(219,000,000)
Balance at Mar. 31, 2011	2,414,004,000	198,407,000,000	576,700,000	47,399,000,000	918,481,000	75,490,000,000	3,455,000	284,000,000	1,098,064,000	90,250,000,000	(30,989,000)	(2,547,000,000)	(206,373,000)	(16,962,000,000)	2,359,338,000	193,914,000,000	54,666,000	4,493,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders	(69,313,000)	(5,697,000,000)							(69,313,000)	(5,697,000,000)					(69,313,000)	(5,697,000,000)
Purchase of treasury stock	(353,000)	(29,000,000)											(353,000)	(29,000,000)	(353,000)	(29,000,000)
Reissuance of treasury stock	69,897,000	5,745,000,000			0	0							69,897,000	5,745,000,000	69,897,000	5,745,000,000
Equity transaction with noncontrolling interests and others	(68,998,000)	(5,671,000,000)			(15,999,000)	(1,315,000,000)									(15,999,000)	(1,315,000,000)	(52,999,000)	(4,356,000,000)
Comprehensive income:
Net income	281,506,000	23,137,000,000							279,985,000	23,012,000,000					279,985,000	23,012,000,000	1,521,000	125,000,000
Foreign currency translation adjustments	(5,535,000)	(455,000,000)									(5,535,000)	(455,000,000)			(5,535,000)	(455,000,000)
Net unrealized losses on available-for-sale securities	(3,000)	0									(3,000)	0			(3,000)	0
Pension liability adjustment	3,445,000	283,000,000									3,445,000	283,000,000			3,445,000	283,000,000
Total comprehensive income (loss) for the year	279,413,000	22,965,000,000													277,892,000	22,840,000,000	1,521,000	125,000,000
Balance at Mar. 31, 2012	$ 2,624,650,000	¥ 215,720,000,000	$ 576,700,000	¥ 47,399,000,000	$ 902,482,000	¥ 74,175,000,000	$ 3,455,000	¥ 284,000,000	$ 1,308,736,000	¥ 107,565,000,000	$ (33,082,000)	¥ (2,719,000,000)	$ (136,829,000)	¥ (11,246,000,000)	$ 2,621,462,000	¥ 215,458,000,000	$ 3,188,000	¥ 262,000,000

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash dividends attributable to KONAMI CORPORATION stockholders, per share	$ 0.61	¥ 50	¥ 32	¥ 54

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash flows from operating activities:
Net income	$ 281,506,000	¥ 23,137,000,000	¥ 12,722,000,000	¥ 13,578,000,000
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	119,212,000	9,798,000,000	12,388,000,000	12,899,000,000
Provision for doubtful receivables	535,000	44,000,000	(192,000,000)	259,000,000
Restructuring and impairment charges				2,339,000,000
Earthquake related impairment charges and expenses			4,455,000,000
Gain on bargain purchase			(2,543,000,000)
Loss on sale or disposal of property and equipment, net	3,784,000	311,000,000	271,000,000	822,000,000
Equity in net income of affiliated company	(632,000)	(52,000,000)	(41,000,000)	(56,000,000)
Deferred income taxes	34,360,000	2,824,000,000	(918,000,000)	(3,577,000,000)
Change in assets and liabilities, net of businesses acquired:
Decrease (increase) in trade notes and accounts receivable	(65,774,000)	(5,406,000,000)	2,385,000,000	(261,000,000)
Decrease (increase) in inventories	26,779,000	2,201,000,000	(2,632,000,000)	(2,455,000,000)
Decrease (increase) in other receivables	1,849,000	152,000,000	20,000,000	(406,000,000)
Decrease (increase) in prepaid expense	9,612,000	790,000,000	101,000,000	(24,000,000)
Increase (decrease) in trade notes and accounts payable	(29,906,000)	(2,458,000,000)	2,357,000,000	(949,000,000)
Increase (decrease) in accrued income taxes, net of tax refunds	53,486,000	4,396,000,000	576,000,000	(2,526,000,000)
Increase (decrease) in accrued expenses	23,689,000	1,947,000,000	(425,000,000)	(262,000,000)
Increase (decrease) in deferred revenue	10,099,000	830,000,000	(1,157,000,000)	(1,294,000,000)
Decrease in advance received	(3,115,000)	(256,000,000)	(185,000,000)	(478,000,000)
Increase (decrease) in deposits	1,119,000	92,000,000	(117,000,000)	(396,000,000)
Other, net	(5,294,000)	(435,000,000)	(460,000,000)	(2,916,000,000)
Net cash provided by operating activities	461,309,000	37,915,000,000	26,605,000,000	14,297,000,000
Cash flows from investing activities:
Capital expenditures, including interest capitalized	(112,666,000)	(9,260,000,000)	(10,554,000,000)	(6,318,000,000)
Proceeds from sales of property and equipment	134,000	11,000,000	8,000,000	10,000,000
Acquisition of new subsidiaries, net of cash acquired			679,000,000
Decrease (increase) in lease deposits, net	5,670,000	466,000,000	497,000,000	(374,000,000)
Net decrease (increase) in term deposits	17,180,000	1,412,000,000	(1,412,000,000)
Other, net	(3,346,000)	(275,000,000)	9,000,000	233,000,000
Net cash used in investing activities	(93,028,000)	(7,646,000,000)	(10,773,000,000)	(6,449,000,000)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings	(20,684,000)	(1,700,000,000)	680,000,000
Repayments of long-term debt			(278,000,000)	(592,000,000)
Redemption of bonds	(60,834,000)	(5,000,000,000)
Principal payments under capital lease and financing obligations	(29,018,000)	(2,385,000,000)	(2,678,000,000)	(2,581,000,000)
Dividends paid	(69,217,000)	(5,689,000,000)	(5,785,000,000)	(7,569,000,000)
Purchases of treasury stock by parent company	(353,000)	(29,000,000)	(101,000,000)	(3,000,000)
Proceeds from sale-leaseback transaction	18,822,000	1,547,000,000	1,975,000,000
Other, net	24,000	2,000,000	5,000,000	1,000,000
Net cash used in financing activities	(161,260,000)	(13,254,000,000)	(6,182,000,000)	(10,744,000,000)
Effect of exchange rate changes on cash and cash equivalents	(1,278,000)	(105,000,000)	(849,000,000)	68,000,000
Net increase (decrease) in cash and cash equivalents	205,743,000	16,910,000,000	8,801,000,000	(2,828,000,000)
Cash and cash equivalents, beginning of year	724,431,000	59,541,000,000	50,740,000,000	53,568,000,000
Cash and cash equivalents, end of year	$ 930,174,000	¥ 76,451,000,000	¥ 59,541,000,000	¥ 50,740,000,000

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

1.    Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

Business and Organization

KONAMI CORPORATION (the “Company”) was founded in 1969 and was incorporated under the laws of Japan in March 1973. The Company and its subsidiaries (collectively “KONAMI”) engage in production and sale of video game software for home video game systems, game machines for installation in amusement arcades and other entertainment venues and other amusement-related products, and operation of health and fitness club facilities. The principal markets for KONAMI’s products are Japan, North America, Europe, Asia and Australia while all of its health and fitness club facility operation is in Japan.

Substantially all of KONAMI’s revenues from content for social networks, video game software have historically been derived from sales of software for use on proprietary game platforms developed and manufactured by other manufacturers. KONAMI may only publish its games for use on the manufacturers’ game platforms if it receives a platform license from them, which is generally for an initial term of several years and may be extended for additional one-year terms. If KONAMI cannot obtain licenses to develop video game software from manufacturers of popular game platforms or if any of its existing license agreements are terminated, it will not be able to release software for those platforms, which may have a negative impact on its results of operations and profitability. To date, KONAMI has successfully obtained extensions or new agreements with the platform manufacturers each time it has attempted to do so. These licenses include other provisions such as approval rights by the manufacturers of all products and related promotional materials which could have an effect on KONAMI’s costs and the release date of new game titles.

In the United States, Canada and Australia, the manufacture and distribution of KONAMI’s gaming machines are subject to numerous federal, state and local regulations. In addition, KONAMI may be subject to regulation as a gaming operator if it enters into lease participation agreements under which it shares in the revenues generated by gaming machines. These regulations are constantly changing and evolving, and may curtail gaming in various jurisdictions in the future, which would decrease the number of jurisdictions from which KONAMI can generate revenues. KONAMI and its key personnel are subject to an extensive investigation before each jurisdictional gaming license is issued. Moreover, KONAMI’s gaming machines are subjected to independent testing and evaluation prior to approval from each jurisdiction. Generally, regulatory authorities have broad discretion when granting, renewing or revoking these game approvals and licenses.

Basis of Presentation

The consolidated financial statements herein are presented in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Reclassifications

Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the presentation used for the year ended March 31, 2012.

Translation into U.S. Dollars

The accompanying consolidated financial statements are stated in Japanese yen, the functional currency of the country in which the Company is incorporated and principally operates. The U.S. dollar amounts included herein represent a translation using the mid price for telegraphic transfer of U.S. dollars for yen quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. as of March 31, 2012 of ¥82.19 to $1 and are included solely for the convenience of the reader. The translation should not be construed as a representation that the yen amounts have been, could have been, or could in the future be converted into U.S. dollars at the above or any other rate.

Summary of Significant Accounting Policies

(a) Consolidation Policy

The accompanying consolidated financial statements include the accounts of the Company and all of its majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

(b) Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an initial maturity of three months or less.

(c) Marketable Securities

KONAMI classifies its debt and marketable equity securities into one of three categories: trading, available-for-sale, or held-to-maturity securities. Trading securities are bought and held primarily for the purpose of selling them in the near term. Held-to-maturity securities are those securities in which KONAMI has the ability and intent to hold until maturity. All securities not included in trading or held-to-maturity categories are classified as available-for-sale. Trading and available-for-sale securities whose fair values are readily determinable are recorded at fair value. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized gains and losses on trading securities are included in earnings. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from sale of available-for-sale securities are determined based on the average cost method. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Dividend income is recognized when received. As of March 31, 2011 and 2012, all equity securities held by KONAMI are classified as available-for-sale.

On a continuous basis, but no less frequently than at the end of each quarter period, KONAMI evaluates the cost basis of an available-for-sale security for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at date of evaluation compared to that at date of acquisition, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the fair value of an available-for-sale security relative to the cost basis of the investment, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors.

KONAMI evaluates the cost basis of a held-to-maturity debt security for possible other-than-temporary impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. The published credit ratings of investee companies that are “BB” or lower are considered an indication of other-than-temporary impairment.

Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

(d) Investment in Affiliate

For those investments in affiliates in which the Company has the ability to exercise significant influence over the affiliate’s operations (generally when its voting interest is between 20% and 50%), the equity method of accounting is used. Under this method, the investment is initially recorded at cost and is adjusted to recognize the Company’s share of the net earnings or losses of the affiliates. All significant intercompany profits from these affiliates have been eliminated. Investments in non-marketable equity securities in which the Company does not consolidate or account for under the equity method are carried at cost.

The difference between the initial cost of an investment and the estimated fair value of underlying equity in net assets of an equity method investee (“investor level goodwill”) is not amortized but continues to be reviewed for impairment. When an other-than-temporary decline in value of an equity-method investment occurs, an impairment loss is recognized in earnings. On a continuous basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in investee companies for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Any impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. A decline in the fair value of an investment below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the investment is established. The impairment is first applied to reduce the amount of any investor level goodwill, and then to the remaining basis in the investment.

(e) Inventories

Inventories, consisting of merchandise for resale, finished products, work-in-process, raw materials and supplies, are stated at the lower of cost or market. Cost is determined by the specific identification method for software products, and by the weighted average method for others.

(f) Property and Equipment

Property and equipment are carried at cost. Depreciation is computed on the declining-balance method using estimated useful lives ranging from 10 to 50 years for buildings and structures and from 2 to 20 years for tools, furniture and fixtures. Equipment under capital leases is stated at the lower of the present value of minimum lease payments or the fair value of the leased equipment at the inception of the lease and is amortized over the shorter of the lease term or estimated useful life of the asset, which range from 3 to 25 years.

Ordinary maintenance and repairs are expensed as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts and any differences are included in operating income or expenses.

KONAMI recognizes a liability for asset retirement obligations in the period in which it is incurred if sufficient information is available to make a reasonable estimate of fair value. When a company initially recognizes a liability for an asset retirement obligation, it must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived asset.

(g) Software for Internal Use

KONAMI has capitalized costs associated with software systems for internal use, that have reached the application stage and meet recoverability tests as capitalized computer software in the accompanying consolidated balance sheets. Such capitalized costs primarily include external direct costs utilized in developing or obtaining the applications. Capitalization of such costs ceases at the point in which the project is substantially complete and ready for its intended use, and the costs capitalized are amortized on a straight-line basis over the estimated useful life of each application, ranging from 2 to 5 years. KONAMI expenses costs incurred during the preliminary project stage which include costs for making strategic decisions about the project, and determining performance and system requirements. KONAMI also expenses costs incurred for internal-use software in the post-implementation stage such as training and maintenance costs.

(h) Business Combination

KONAMI accounts for business combinations under the acquisition method and, accordingly, has recognized assets acquired including identifiable intangible assets, liabilities assumed and noncontrolling interests based on the respective estimated fair values at the acquisition date. Acquisition costs are expensed as incurred.

(i) Goodwill and Other Identifiable Intangible Assets

Goodwill represents the difference between the cost of an acquired company and amounts allocated to the estimated fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests. Identifiable intangible assets represent intangible assets related to trademarks, gaming licenses, memberships, patents, customer relationships and franchise and other contracts acquired in connection with acquisitions of subsidiaries.

KONAMI performs an assessment of goodwill for impairment at least annually, and more frequently if an indicator of impairment has occurred, using a two-step process. The first step requires identification of reporting units and determination of the fair value for each individual reporting unit. KONAMI has determined its reporting units to be the same as its reportable segments. The fair value of each reporting unit is then compared to the reporting unit’s carrying amount including assigned goodwill.

To the extent a reporting unit’s carrying amount exceeds its fair value; the second step of the impairment test is performed by comparing the implied fair value of the reporting unit’s goodwill to its carrying amount. If the implied fair value of a reporting unit’s goodwill is less than its carrying amount, an impairment loss is recorded.

For the purpose of evaluating the recoverability of the carrying value of goodwill, KONAMI engages an independent appraiser to assist management in its determination of the fair values of its reporting units. In its computation of the fair values, the appraiser primarily utilizes a discounted cash flow analysis as well as other valuation approaches including the stock price, market capitalization and asset and liability structure of the reporting units. Significant assumptions used in this analysis includes 1) expected future revenue growth rates, profit margins and working capital levels of the reporting units, 2) a discount rate, and 3) a terminal value multiples.

The revenue growth rates, profit margins and working capital levels of the reporting units are based on management’s expectation of future results.

In evaluating the recoverability of other intangible assets which were allocated to the reporting units, KONAMI primarily utilizes a discounted cash flow analysis as well as other applicable valuation approaches, and if applicable, independent valuations.

Intangible assets determined to have an indefinite useful life are also tested for impairment annually or more frequently if there is an indication of potential impairment. KONAMI also reassesses indefinite useful life determinations periodically for each asset. Meanwhile, intangible assets with finite useful lives are amortized over their estimated useful lives on a straight line basis.

KONAMI assesses the recoverability of these intangible assets in a manner similar to KONAMI’s other long-lived assets as described below.

(j) Impairment or Disposal of Long-Lived Assets

KONAMI’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors KONAMI considers important which could trigger an impairment review include: significant underperformance relative to expected historical or projected future operating results; significant changes in the manner of the use of the assets or the strategy for overall business; significant negative industry or economic trends. When it is determined that the carrying amount of assets or asset groups to be held and used may not be recoverable based upon the existence of one or more of these indicators of impairment, recoverability is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(k) Derivative Financial Instruments

From time to time, KONAMI uses certain derivative financial instruments to manage its foreign currency risks. KONAMI may enter into forward contracts to reduce its exposure to short-term (generally no more than one year) movements in exchange rates applicable to firm funding commitments that are denominated in currencies other than the Japanese yen.

KONAMI reports all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. For derivative instruments designated and effective as fair value hedges, changes in the fair value of the derivative instrument and of the hedged item attributable to the hedged risk are recognized in earnings. For derivative instruments designated as cash flow hedges, the effective portion of any hedge is reported in accumulated other comprehensive income (loss) until it is recognized in earnings in the same period in which the hedged item affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of all hedges are reported in current earnings each period. Changes in fair value of derivative instruments that are not designated as a hedge are recorded each period in current earnings. If a derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the current period. To date, KONAMI has not designated any derivative instrument as a hedge.

(l) Income Taxes

KONAMI accounts for income taxes based on income before income tax on its consolidated statement of income. Deferred income taxes are recognized by the asset and liability method for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards using enacted tax rates in effect for the years in which those temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

KONAMI recognizes the financial statement effects of tax positions when it is more likely than not that the tax positions, taken or expected to be taken in a tax return, will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. interests and penalties related to unrecognized tax benefits are included in income taxes in its consolidated financial statements.

(m) Revenue Recognition

KONAMI derives revenue from primarily three sources: (i) product revenue, which includes packaged game software and other products, amusement machines and related equipment, gaming machines and related casino management systems, and pachinko slot machines and LCDs for pachinko machines, (ii) service revenue from game content, which includes social game content and e-AMUSEMENT Participation, and (iii) membership fee revenue from health and fitness club members.

For those sources that do not involve delivery of multiple software or other deliverables, KONAMI recognizes revenue based on the basic criteria outlined below:

Persuasive Evidence of an Arrangement.

For product sales, it is KONAMI’s customary practice to have a written contract, which is signed by both the customer and KONAMI, or a purchase order or amendment to the written contract from those customers that have previously negotiated a standard purchase agreement.

For social game content, KONAMI enters into agreements with certain social game platform providers, in which KONAMI provides social game content through the platform to players. The agreements specify for distribution, provision and allocation of revenue in regard with the social game content. The number of virtual goods purchased by the players within the games is electronically recorded by KONAMI’s server as well as by the servers of the platform providers. The platform providers collect cash from players based on the data and pays proceeds to KONAMI, net of the contractual fees attributable to their social game platform.

For KONAMI’s health and fitness clubs, members are required to sign a standard monthly membership agreement upon admission, which is automatically renewed unless the member provides advance notice of his or her intention to cancel prior to the tenth day of the month at the end of which the membership will terminate.

Delivery has Occurred or Service has been Rendered to the Player.

Packaged game software and other products are physically delivered to customers, with standard transfer terms. Also, KONAMI’s game machines and related equipment are physically delivered to customers as a fully-assembled, ready to be installed unit. These arrangements generally include an acceptance clause. KONAMI recognizes revenue from product sales upon delivery and acceptance, which is the timing the rights and risks are transferred to the customer. Generally, KONAMI does not permit exchanges nor accept returns of unsold merchandise except in the case of obvious defects. In certain limited circumstances KONAMI may allow returns, for which management estimates the related allowances based upon management’s evaluation of historical experience, the nature of the software titles and other factors. KONAMI maintains detail listings of software titles in distribution channel, closely monitor their movements, and is able to reasonably estimate future credits to be issued for price protection. These estimates are deducted from gross sales.

Revenue from social game content is recognized when the services, related to the virtual goods within the game, have been rendered to the player. For purposes of determining when the service has been rendered to the player, KONAMI has determined that an implied obligation to the paying player exists for it to continue providing the purchased virtual goods within the social game over the period the player is expected to access the game or when the virtual goods are consumed. KONAMI categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action. Common characteristics of consumable goods may include virtual goods that are no longer displayed on the player’s game board and do not provide the player any continuing benefit following consumption. For the sale of consumable virtual goods, KONAMI recognizes revenue as the goods are consumed. Durable virtual goods represent virtual goods that are accessible to the player over an extended period of time. KONAMI recognizes revenue from the sale of durable virtual goods on a straight-line basis over the estimated average playing period. The average playing period of paying players for the applicable game is estimated to be from five months to eight months based on the analysis of historical online usage data. Future paying player usage patterns and behavior may differ from the historical usage patterns and therefore the estimated average playing periods may change in the future.

Revenue from health and fitness club membership is derived primarily from monthly membership fees received from club members. Revenue for those fees is recognized as monthly charges are generally made to the members’ accounts in advance, at the end of each month, with respect to the following month’s membership. This policy requires KONAMI to defer the applicable membership fee revenue for one month.

The Price is Fixed or Determinable.

The price customers pay for KONAMI’s products is negotiated at the outset of an arrangement, and is generally determined by the specific volume of product to be delivered. Therefore, the prices are considered to be fixed or determinable at the start of the arrangement.

As for social game content, prices of virtual goods offered to the players and the fees attributable to social game platform providers are fixed by the agreements.

KONAMI’s membership fee for health and fitness clubs is fixed at the time of admission of the member.

Collection is Probable.

Probability of collection is assessed on a customer-by-customer basis. KONAMI typically sells to customers with whom KONAMI has a history of successful collection. New customers are subject to a credit review process that evaluates the customers’ financial position and ultimately their ability to pay. For KONAMI’s health and fitness clubs, the collectability of membership fees is assured as it generally charges members’ accounts one-month in advance.

For those sources that involve multiple software deliverables, management evaluates revenue recognition based on the following criteria;

(1)	if and when each element has been delivered

(2)	whether undelivered elements are essential to the functionality of the delivered elements

(3)	whether vender-specific objective evidence of fair value (VSOE) exists for undelivered elements

(4)	allocation of the total price among the various elements

For those sources that involve multiple deliverables except for multiple software deliverables, KONAMI applies the recognition criteria. Specifically, deliverables are divided into separate units of accounting if:

(1)	each item has value to the customer on a stand-alone basis, and

(2)	delivery of any undelivered item is considered probable and substantially in KONAMI’s control.

Separate units of accounting are recognized in earnings as they are delivered or ratably over the service period, as applicable.

KONAMI recognizes revenue from packaged software with online functionality for certain platforms in its Digital Entertainment Segment, which is hosted on its internal servers, as multiple software deliverables. As VSOE of fair value for the online services could not be established, revenue from the packaged products has not been allocated among the packaged game products and the online service for those titles, and the entire revenue from the sale of the packaged products has been recognized on a straight-line basis over the estimated online service period. The service period is estimated to be six months based on historical online usage data.

KONAMI’s Digital Entertainment Segment sells amusement machines, provides disposal service for the amusement machines, provides e-AMUSEMENT service which is connecting multiple amusement arcades online, and e-AMUSEMENT Participation service which is sharing playing fees of users with customers (amusement arcade operators), as multiple deliverable arrangements. KONAMI does not grant the right to return amusement machines to the customers. The customers are granted the right to receive disposal services for the amusement machines at the point of sale as a fixed fee arrangement, which is exercisable within 5 to 7 years and require KONAMI to dispose of the machines at the end of their useful lives. The e-AMUSEMENT connection service and e-AMUSEMENT Participation service are a separate contract from the sale of the machines. However, those service contracts are generally entered into concurrently with the sale of the machines. KONAMI has concluded that each of these components contained in such arrangements is a separate unit of accounting since they have standalone value and therefore recognizes revenue when the customers have accepted the machine or when the services have been rendered. As described in (v) New Accounting Pronouncements Adopted, KONAMI elected to early adopt ASU2009-13 and ASU2009-14, which did not have a material impact on revenue recognition of these items. Under a selling price hierarchy modified by those standards, consideration is allocated to each component based on the relative selling price for the deliverables. The selling price for a deliverable is based on VSOE or third party evidence, which is the price of the vendor’s or any competitor’s largely interchangeable services in standalone sales to similarly situated customers.

Revenue from casino management systems that are a part of the Gaming & Systems Segment are recognized as multiple deliverable arrangements. Revenues for individual deliverables are generally recognized when the recognition criteria for that element has been met. Maintenance service revenue is recognized ratably over the maintenance period based on VSOE of selling price established by renewal rates. The early adoption of ASU2009-13 and ASU2009-14 did not have a material impact on revenue recognition of these items.

(n) Software Development Costs

Research and development expenses are charged to earnings as incurred. Research and development expenses included in selling, general and administrative expenses amounted to ¥2,964 million, ¥2,163 million and ¥2,444 million ($29,736 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively, in the accompanying consolidated statements of income.

KONAMI capitalizes certain software development costs incurred after technological feasibility is established or for development costs that have alternative future uses. Under KONAMI’s current practice of developing new game software products, technological feasibility is not established until substantially all development activities are complete, which generally include the development of a working template and the related tools. For game products where a proven game engine technology exists and other criteria supporting the technological feasibility of the game title in development have been met, which include coding and testing of unique or unproven functions and features, KONAMI capitalizes these costs and begins to expense them upon release of the product through cost of revenues or writes them off when they are deemed unrecoverable.

(o) Royalties and License Fees

KONAMI pays royalties and license fees to professional sports organizations and certain other third parties for use of their trade names. Minimum portions of such royalties and license fees paid up-front are recorded as prepaid royalties and are expensed to costs of products sold over the contractual terms ranging primarily from 4 to 12 months. Variable portions of such royalties and license fees, which are generally determined based on the number of copies shipped at the predetermined royalty rates, are expensed to cost of products sold based on actual shipment. Management periodically evaluates the future realizability of prepaid royalties and charges to income any amounts deemed unlikely to be realized. Prepaid royalties amounted to ¥887 million and ¥307 million ($3,735 thousand) at March 31, 2011 and 2012, respectively, and were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

(p) Shipping and Handling Expenses

Shipping and handling expenses are charged to earnings as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Shipping and handling expenses amounted to ¥2,185 million, ¥2,692 million and ¥2,594 million ($31,561 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

(q) Advertising Expenses

Advertising expenses are charged to earnings as incurred and are included in Selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expenses amounted to ¥9,880 million, ¥8,947 million and ¥9,017 million ($109,709 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

(r) Foreign Currencies Transactions and Translations

Transactions denominated in foreign currencies are recorded using the exchange rates in effect as of the transaction dates. The related foreign currency asset and liability balances are re-measured based on exchange rates prevailing at each balance sheet date with the resulting gain or loss charged to earnings.

Assets and liabilities of a foreign subsidiary where the functional currency is other than Japanese yen are translated into Japanese yen at the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at average exchange rates during the current year. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

(s) Consumption Taxes

Revenue is recorded net of applicable consumption taxes.

(t) Use of Estimates

Preparation of these consolidated financial statements requires management of KONAMI to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statements, and the reported amounts of revenue and expenses during the reporting periods. There can be no assurance that actual results will not differ from those estimates.

KONAMI has identified four areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are service period for deferred net revenue, accounting for software development costs, impairment of long-lived and intangible assets, and realizability of deferred tax assets.

(u) Net Income Per Share

Basic net income attributable to KONAMI CORPORATION stockholders per common share excludes dilution for potential common stock and is computed by dividing consolidated net income (loss) attributable to KONAMI CORPORATION stockholders by the weighted-average number of common shares outstanding. Diluted net income attributable to KONAMI CORPORATION stockholders per common share reflects the effect of potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net income attributable to KONAMI CORPORATION stockholders per common share is calculated by dividing net income attributable to KONAMI CORPORATION stockholders by the sum of the weighted-average number of common shares plus additional shares that would be outstanding if potential dilutive shares had been issued.

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income available for KONAMI CORPORATION stockholders	¥13,314	¥12,934	¥23,012	$279,985

	Shares
Weighted-average common shares outstanding	133,461,138	134,065,450	138,433,751

Common stock and common stock equivalents	133,461,138	134,065,450	138,433,751

	Yen			U.S. Dollars
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥99.76	¥96.48	¥166.23	$2.02

Diluted	¥99.76	¥96.48	¥166.23	$2.02

There were no potentially dilutive shares outstanding for the years ended March 31, 2010, 2011 and 2012.

(v) New Accounting Pronouncements Adopted

Effective April 1, 2009, KONAMI adopted the provisions of FASB Statement of Financial Accounting Standards No. 141 Revised, “Business Combinations”, included in FASB ASC Topic 805. This ASC establishes principles and requirements of how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, liabilities assumed, any noncontrolling interest in the acquiree and the goodwill acquired in a business combination. This ASC requires disclosures to enable evaluation of the nature and financial effects of the business combination. See Notes 2.

Effective April 1, 2010, KONAMI has adopted ASU2009-13 “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force”. ASU2009-13 provides amendments to the criteria for allocation of revenues in multiple-deliverable arrangements, and in the absence of vendor-specific objective evidence or a third-party evidence concerning a selling price of deliverable products and services, sets forth a provision to allocate revenues in relation to products and services by applying an estimated selling price. As permitted by ASU2009-13, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective April 1, 2010, KONAMI has adopted ASU2009-14 “Certain Revenue Arrangements That Include Software Elements-a consensus of the FASB Emerging Issues Task Force”. ASU2009-14 is to exclude tangible products containing software components that function to deliver the product’s essential functionality from the criteria for software revenues. As permitted by ASU2009-14, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective October 1, 2010, KONAMI has adopted ASU2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU2010-20 requires to enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As KONAMI did not have material financing receivables which were subject to the provisions of ASU2010-20, required additional disclosures have not been provided.

Effective April 1, 2011, KONAMI has adopted ASU2011-09 “Compensation—Retirement Benefits—Multiemployer Plans (Subtopic 715-80)”. ASU2011-09 requires that an employer provides more detailed information about an employer’s involvement in the multiemployer pension plans, including the names of the significant multiemployer plans and the level of an employer’s participation in the significant multiemployer plans. See Notes 15.

(w) New Accounting Pronouncements Not Yet Adopted

In September, 2011, the FASB issued ASU2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” and, in November 2011, ASU2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU2011-05”. ASU2011-05 requires the presentation of net income and other comprehensive income in a single continuous statement or in two separate but consecutive statements and eliminates the current option to report comprehensive income in the statement of equity. ASU2011-05 also requires separate presentation on the face of the financial statements for items reclassified from other comprehensive income into net income within both the net income and other comprehensive income sections of the financial statements. ASU2011-05 is effective for financial statements issued for fiscal years beginning after December 15, 2011. ASU2011-12 would defer the requirement to separately present within net income reclassification adjustments of items out of accumulated other comprehensive income. However, the proposed ASU would be effective as the same time as ASU2011-12. Management has not yet decided which presentation method Konami will use when it adopts ASU 2011-05.

Business Combinations	12 Months Ended
Mar. 31, 2012
Business Combinations

2.    Business Combinations

In accordance with a share exchange agreement between the Company and TAKASAGO ELECTRIC INDUSTRY CO., LTD. (formerly Abilit Corporation, “TAKASAGO”), pursuant to the resolution of the Company’s board of directors’ meeting held on September 21, 2010, the Company executed the share exchange agreement on January 1, 2011 and made TAKASAGO a wholly owned subsidiary of the Company. Under the terms of the agreement, 0.052 shares of the Company’s common stock were exchanged for one common share of TAKASAGO. The Company issued approximately 2,593 thousand shares from its treasury stock for all of the shares of TAKASAGO. The fair value of the acquisition price for the shares of TAKASAGO was ¥4,476 million, which was determined based on the allocated number of the Company’s treasury stocks to TAKASAGO’s shareholders and the Company’s stock price at the share exchange date. TAKASAGO’s operating results have been included in the Company’s consolidated financial statements from the date of acquisition. Costs related to the acquisition of TAKASAGO of ¥27 million were recorded in the operating expense in the accompanying consolidated statements of income.

TAKASAGO is engaged in the business of production and sale of pachinko and pachinko slot machines. KONAMI targets to enhance the corporate value by combining the KONAMI Group’s business resources with the extensive expertise of TAKASAGO in the field.

The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as adjusted to give effects to the acquisition method accounting adjustments:

Millions of Yen
Current assets	¥6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457

Total assets acquired	16,086

Current liabilities	5,352
Long-term liabilities	3,715

Total liabilities assumed	9,067

Net assets acquired	7,019

The fair value of current assets acquired includes trade notes and account accounts receivable and the gross amount due under the contract is ¥ 1,617 million of which ¥489 million is expected to be uncollectible. The acquired identifiable intangible assets consist of memberships in the trade association related to pachinko business with an indefinite useful life of ¥6,640 million, patents of ¥1,418 million with weighted-average useful life 17 years and trademarks of ¥355 million with useful life 20 years.

Upon the initial completion of the purchase price allocation, the fair value of the net assets acquired exceeded the fair value of the purchase consideration transferred. Before recognizing a bargain purchase gain, KONAMI reassessed whether it has correctly identified all of the assets acquired and all of the liabilities assumed and also reviewed the procedures used to measure the amounts required to be recognized at the acquisition date for the identifiable assets acquired and liabilities assumed and the consideration transferred.

As a result, a bargain purchase gain of ¥2,543 million was recognized and included in the accompanying consolidated statements of income for the year ended March 31, 2011. KONAMI believes the bargain purchase gain resulted from various factors including KONAMI’s recognition and fair value measurement of certain identifiable intangible assets that TAKASAGO was not able to effectively utilize, TAKASAGO’s deteriorating financial condition and its willingness to restructure its operations under KONAMI Group’s expertise.

Revenues and loss before income taxes of TAKASAGO and its subsidiaries amounted to ¥79 million and ¥630 million for the year ended March 31, 2011, respectively, in the accompanying consolidated statements of income.

The following unaudited pro forma condensed combined results of operations for KONAMI were prepared assuming that the foregoing acquisition had been completed as of the beginning of the respective period in which the acquisition occurred. This pro forma condensed combined financial information did not purport to represent what KONAMI’s results of operations would actually have been if such transaction had in fact occurred on such date. The pro forma adjustments were based upon available information and upon certain assumptions that management believes were reasonable.

	Millions of Yen
	2010	2011
Total net revenues	¥265,973	¥260,566
Net income attributable to KONAMI CORPORATION	9,072	7,087

Investment in Affiliate	12 Months Ended
Mar. 31, 2012
Investment in Affiliate

3.    Investment in Affiliate

The carrying amounts of investment in affiliate as of March 31, 2011 and 2012 were ¥2,131 million and ¥2,184 million ($26,573 thousand), respectively.

At March 31, 2010, 2011 and 2012, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2010	2011	2012
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Financial Position:
Property and equipment, net	¥16,368	¥11,361	$138,228
Other assets, net	13,077	19,569	238,095

Total assets	¥29,445	¥30,930	$376,323

Debt	¥7,136	¥7,642	$92,979
Other liabilities	13,754	14,335	174,413
Noncontrolling interest	32	83	1,010
Total Resort Solution stockholders’ equity	8,523	8,870	107,921

Total liabilities and equity	¥29,445	¥30,930	$376,323

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Operations:
Revenues	¥22,807	¥19,961	¥17,992	$218,907
Cost of revenues	10,988	9,403	8,696	105,803
Selling, general and administrative expenses	11,114	10,430	9,177	111,656

Operating income	705	128	119	1,448
Interest expense, net	(116)	(122)	(151)	(1,837)
Other, net	(65)	321	524	6,375

Net income	¥524	¥327	¥492	$5,986

The difference between the amount at which an investment is carried and the amount of underlying equity in net assets represents mainly intangible assets recognized at the Company.

The Company’s shares of undistributed earnings of the affiliate included in the consolidated retained earnings were earnings of nil as of March 31, 2010, 2011 and 2012.

The investment in Resort Solution with a carrying amount of ¥2,131 million and ¥2,184 million ($26,573 thousand) as of March 31, 2011 and 2012, respectively, was traded on established markets and was quoted at a market value of ¥1,507 million and ¥1,847 million ($22,472 thousand) as of March 31, 2011 and 2012, respectively.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

4.    Inventories

Inventories at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Finished products	¥9,992	¥7,158	$87,091
Work in process	10,756	10,078	122,618
Raw materials and supplies	4,731	4,885	59,436

Total	¥25,479	¥22,121	$269,145

Investments in Marketable Securities	12 Months Ended
Mar. 31, 2012
Investments in Marketable Securities

5.    Investments in Marketable Securities

Investments in marketable securities at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥229	¥2	¥(90)	¥140

Total	¥229	¥2	¥(90)	¥140

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2012				March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥511	¥11	¥(93)	¥429	$6,217	$134	$(1,131)	$5,220

Total	¥511	¥11	¥(93)	¥429	$6,217	$134	$(1,131)	$5,220

Gross unrealized holding losses on available-for-sale securities and the fair value of the related securities in a continuous unrealized loss position at March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥134	¥90	—	—

Total	¥134	¥90	—	—

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2012				March 31, 2012
	Less than 12 months		12 months or greater		Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥1	¥0	¥129	¥93	$12	$0	$1,570	$1,131

Total	¥1	¥0	¥129	¥93	$12	$0	$1,570	$1,131

Property and Equipment	12 Months Ended
Mar. 31, 2012
Property and Equipment

6.    Property and Equipment

Property and equipment at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Property and equipment, at cost:
Land	¥12,901	¥14,532	$176,810
Buildings and structures	67,851	75,301	916,182
Tools, furniture and fixtures	24,867	25,050	304,782
Construction in progress	538	182	2,214

Total	106,157	115,065	1,399,988
Less-Accumulated depreciation and amortization	(46,649)	(52,814)	(642,585)

Net property and equipment	¥59,508	¥62,251	$757,403

See Note 12 for assets under capital leases that are included in the above.

Depreciation and amortization expense for the years ended March 31, 2010, 2011 and 2012 amounted to ¥8,284 million, ¥8,432 million and ¥7,482 million ($91,033 thousand), respectively.

When KONAMI identifies a change in circumstances that indicates the carrying amount of long-lived assets might not be recoverable, KONAMI considers the impairment of the assets.

For the purpose of assessing impairment of long-lived assets used for Health & Fitness operations, grouping is at the individual club operation level which is considered to be the lowest level at which identifiable cash flows are largely independent of the cash flows of other assets. The carrying amount of the club assets is compared to the expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the club. Cash flows are projected for each club based on historical results and expectations. In cases where the expected future cash flows are less than the carrying amount of the assets, those clubs are considered impaired and the assets are written down to fair value. For purposes of estimating fair value, KONAMI utilized the projected future cash flows of the impaired clubs discounted at its weighted average cost of capital.

During the fiscal year ended March 31, 2010, KONAMI recorded a pre-tax impairment charge of ¥480 million for long-lived assets related to closure of facilities, which was included in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2010.

During the fiscal year ended March 31, 2011, KONAMI recorded a pre-tax impairment charge of ¥2,253 million for long-lived assets related to damaged facilities by the Great East Japan Earthquake in March 2011, which was included in earthquake related and expenses in the accompanying consolidated statements of income for the year ended March 31, 2011. See Note 9.

Goodwill and Identifiable Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Identifiable Intangible Assets

7.    Goodwill and Identifiable Intangible Assets

In the fourth quarter of the fiscal year ended March 31, 2010, KONAMI determined that the fair value of indefinite lived intangible assets related to credit card contracts in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥ 451 million was recorded in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2010. The impairment charge was attributed to determination that the assets would fail to generate substantially expected future cash flows resulting from reviewing certain business as part of the restructuring processes for the reporting unit. As for the carrying value of goodwill, there was no impairment during the fiscal year ended March 31, 2010.

In the fourth quarter of the fiscal year ended March 31, 2011, KONAMI determined that the fair value of indefinite lived intangible assets related to trademarks in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥1,900 million was recorded in earthquake related impairment charges and expenses in the accompanying consolidated statements of income for the year ended March 31, 2011. The impairment is attributable to the direct and indirect effects of the Great East Japan Earthquake, which took place in March 2011, on the business of the reporting unit as well as on Japanese economy as a whole. See Note 9.

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2010	¥15,206	¥6,568	¥125	¥21,899
New acquisition	30	—	—	30
Foreign currency translation adjustment	(49)	—	—	(49)

Balance at March 31, 2011	¥15,187	¥6,568	¥125	¥21,880
Foreign currency translation adjustment	(5)	—	—	(5)

Balance at March 31, 2012	¥15,182	¥6,568	¥125	¥21,875

	Thousands of U.S. Dollars
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2011	$184,779	$79,913	$1,521	$266,213
Foreign currency translation adjustment	(61)	—	—	(61)

Balance at March 31, 2012	$184,718	$79,913	$1,521	$266,152

During the fiscal year ended March 31, 2011, the Company acquired all outstanding shares of DIGITAL GOLF Inc. and made it a consolidated subsidiary in the Digital Entertainment Segment.

Identifiable intangible assets at March 31, 2011 and 2012 primarily representing intangible assets acquired in connection with acquisitions of subsidiaries consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582	$19,248
Customer relationships	418	418	5,086
Patents	1,418	1,418	17,253
Trademarks	355	355	4,319
Less-Accumulated amortization	(811)	(1,091)	(13,274)

Net amortized identifiable intangible assets	2,962	2,682	32,632

Identifiable intangible assets with an indefinite life:
Trademarks	31,653	31,653	385,120
Gaming licenses	310	308	3,747
Memberships	6,640	6,640	80,788

Total unamortized identifiable intangible assets	38,603	38,601	469,655

Total identifiable intangible assets	¥41,565	¥41,283	$502,287

Intangible assets determined to have an indefinite useful life have been reassessed at least annually based on the factors including, but not limited to, the expected use of the asset by KONAMI, legal or contractual provisions that may affect the useful life or renewal or extension of the asset’s contractual life without substantial cost, and the effects of demand, competition and other economic factors. Intangible assets related to customer relationships, patents and franchise and other contracts have been amortized over their estimated useful lives of 7 to 20 years.

The aggregate amortization expense for identifiable intangible assets for the years ended March 31, 2010, 2011 and 2012 was ¥251 million, ¥197 million and ¥280 million ($3,407 thousand), respectively.

The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2013	¥277
2014	277
2015	264
2016	220
2017	219

Restructuring And Impairment Charges	12 Months Ended
Mar. 31, 2012
Restructuring And Impairment Charges

8.    Restructuring and impairment charges

For the purpose of aiming to future growth under the changing business environment surrounding the Health & Fitness Segment, KONAMI recorded restructuring and impairment charges which primarily consisted of impairment charges for long-lived assets and identifiable intangible assets, closure costs related to the consolidation of overlapping and duplicated facilities at underperforming facilities. KONAMI completed the closure of the facilities in the year ended March 31, 2011.

The following table summarizes the restructuring and impairment charges recognized in the accompanying consolidated statement of income for the year ended March 31, 2010, 2011, and 2012:

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Impairment charges of long-lived assets	¥480	—	—	—
Impairment charge of identifiable intangible assets	451	—	—	—
Expenses related to closure of facilities	1,408	—	—	—

Total	¥2,339	—	—	—

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2010 are more fully discussed in Note 6 and 7, respectively.

The following table presents the activities for liabilities with contract terminations related to closure of facilities for the year ended March 31, 2011 and 2012:

	Millions of Yen		Thousands of U.S. dollars
	2011	2012	2012
Balance at beginning of year	¥37	—	—
Additional costs incurred	—	—	—
Cash disbursements	¥(37)	—	—

Balance at end of year	—	—	—

Earthquake Related Impairment Charges And Expenses	12 Months Ended
Mar. 31, 2012
Earthquake Related Impairment Charges And Expenses

9.    Earthquake related impairment charges and expenses

During the fiscal year ended March 31, 2011 and 2012, KONAMI recorded certain losses and expenses related to the damage of certain facilities in Health & Fitness Segment caused by the Great East Japan Earthquake in March 2011.

The following table summarizes the losses and expenses recognized in the accompanying consolidated statement of income for the year ended March 31, 2011 and 2012:

	Millions of Yen		Thousands of U.S. dollars
	2011	2012	2012
Impairment charges of long-lived assets	¥2,253	—	—
Impairment charge of identifiable intangible assets	1,900	—	—
Write-offs of damaged property and equipment	186	—	—
Repair expenses and others	116	¥342	$4,161

Total	¥4,455	¥342	$4,161

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2011 is more fully discussed in Note 6 and 7, respectively.

Other Assets	12 Months Ended
Mar. 31, 2012
Other Assets

10.    Other Assets

Other assets at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, net	¥3,905	¥4,635	$56,394
Investments in non-marketable securities	639	613	7,458
Other	4,895	4,968	60,445

Total other assets	¥9,439	¥10,216	$124,297

KONAMI acquired computer software of ¥1,347 million and ¥3,510 million ($42,706 thousand) in fiscal years 2011 and 2012, respectively.

Capitalized computer software at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, at cost	¥22,428	¥23,913	$290,948
Less—Accumulated amortization	(18,523)	(19,278)	(234,554)

Capitalized computer software, net	¥3,905	¥4,635	$56,394

Amortization expense of computer software for the years ended March 31, 2010, 2011 and 2012 amounted to ¥4,075 million, ¥3,637 million and ¥1,993 million ($24,249 thousand), respectively.

Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2013	1,735
2014	1,401
2015	890
2016	439
2017	170

Amortization expense of other intangible assets for the years ended March 31, 2010, 2011 and 2012 amounted to ¥288 million, ¥122 million and ¥43 million ($523 thousand), respectively.

Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt

11.    Short-term Borrowings and Long-term Debt

A summary of short-term borrowings at March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured short-term borrowings from banks	¥4,000	¥2,300	$27,984

Short-term borrowings	¥4,000	¥2,300	$27,984

Weighted-average interest rates on short-term borrowings were both 0.61% at March 31, 2011 and 2012. The interest rates ranged from 0.53% to 0.68% and 0.53% to 0.65% per annum at March 31, 2011 and 2012, respectively. The above-mentioned short-term borrowings from banks included no loans denominated in foreign currencies.

A summary of long-term debt at March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured 1.51% per annum bonds due in September 2011	¥5,000	—	—
Unsecured 1.61% per annum bonds due in September 2012	5,000	¥5,000	$60,835
Unsecured 1.73% per annum bonds due in September 2013	5,000	5,000	60,835

Total long-term debt	15,000	10,000	121,670
Less: current portion	(5,000)	(5,000)	(60,835)

Long-term debt, non-current portion	¥10,000	¥5,000	$60,835

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 5, 2007. Unsecured long-term loans from banks included no loans denominated in foreign currencies at March 31, 2011. Additionally, the interest rates on those loans as of March 31, 2010 ranged from 0.87% to 1.03%, which was fully repaid in 2011. At March 31, 2011 and 2012, KONAMI did not have any assets that were pledged as collateral for any of the debt obligations.

The Company has committed lines of credit available for immediate borrowings amounting to ¥20,000 million ($243,339 thousand) with certain financial institutions on November 7, 2006. Upon the five-year expiration date has arrived, the Company has new committed lines amounting to ¥25,000 million ($304,173 thousand). KONAMI did not have any balance for the agreements as of March 31, 2011 and 2012. The aggregate commitment fee paid for such credit line agreements for the years ended March 31, 2011 and 2012 amounted to ¥15 million and ¥16 million ($195 thousand), respectively.

The aggregate annual maturities of long-term debt outstanding at March 31, 2012 are as follows:

Millions of Yen
Year ending March 31,
2013	¥5,000
2014	5,000

Leases	12 Months Ended
Mar. 31, 2012
Leases

12.    Leases

KONAMI is obligated under various capital leases and noncancelable operating leases which expire at various dates during the next 25 years.

For the year ended March 31, 2011 and 2012, certain tools, furniture and fixtures were sold for ¥1,975 million and ¥788 million ($9,588 thousand), respectively, and then leased back. These leases were accounted for as a capital lease since the rights of ownership are to be transferred to the lessee at the end of respective lease terms of 3 to 10 years.

For the year ended March 31, 2012, certain properties including buildings were sold at ¥759 million ($9,235 thousand) and leased back. Those sale-leaseback contractual terms are 10 years, and the rights of ownership are to be transferred to the lessee at the end of lease term of 10 years. Based upon KONAMI’s continuing involvement under the applicable accounting standards, those sale-leaseback transactions were accounted for under the financing method and the proceeds from the transactions were recognized as financing obligations.

At March 31, 2011 and 2012, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet recorded under capital leases and financing obligations were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Building and structures	¥20,118	¥21,476	$261,296
Tools, furniture and fixtures	4,822	4,584	55,773
Accumulated amortization	(12,178)	(14,224)	(173,062)

Net leased property	¥12,762	¥11,836	$144,007

Amortization of capitalized leases is included in depreciation expense.

Future minimum lease payments under capital leases and financing obligations and noncancelable operating leases as of March 31, 2012 are as follows:

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2013	¥3,622	¥9,620
2014	3,175	9,617
2015	3,071	9,582
2016	2,890	9,563
2017	2,673	9,175
2018 and thereafter	19,962	46,832

Total minimum lease payments	¥35,393	¥94,389

Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)	(8,132)

Present value of net minimum lease payments	27,261
Less: current portion	(2,458)

Non-current portion	¥24,803

KONAMI occupies certain offices and lease equipment under cancelable lease arrangements. Rental expenses for all operating leases for the years ended March 31, 2010, 2011 and 2012 totaled ¥18,763 million, ¥18,438 million and ¥18,255 million ($222,107 thousand), respectively, and were included in costs of products sold, costs of services rendered and others and selling, general and administrative expenses in the accompanying consolidated statements of income.

Asset Retirement Obligations	12 Months Ended
Mar. 31, 2012
Asset Retirement Obligations

13.    Asset Retirement Obligations

KONAMI has asset retirement obligations arising from the contractual requirements to perform certain asset retirement activities at the time that certain leasehold improvements relating primarily to the office and the health and fitness facilities are disposed of. The liability was initially measured at fair value and subsequently is adjusted for accretion expenses and changes in amount or timing of estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of related long-lived assets and depreciated over the assets’ useful life.

The following table presents the activity for asset retirement obligations for the years ended March 31, 2011 and 2012:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Balance at beginning of year	¥3,384	¥3,424	$41,660
Accretion expense	83	85	1,034
Liabilities settled	(271)	(478)	(5,816)
Additional liabilities incurred	111	458	5,572
Changes in estimates, including timing	117	(0)	(0)

Balance at end of year	¥3,424	¥3,489	$42,450

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

14.    Income Taxes

The Company and its domestic subsidiaries are subject to national corporate tax of 30% and corporate inhabitant tax plus enterprise tax of approximately 10.9%, after considering the non-deductible expense to the corporation tax, which in the aggregate resulted in a statutory income tax rate of 40.9% for the years ended March 31, 2010, 2011 and 2012. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

The amendments to the Japanese corporate tax law were enacted on November 30, 2011, and the corporate tax rate will be changed. As a result, the aggregate statutory income tax rate will be reduced to 38.0% for fiscal years from April 1, 2012 to March 31, 2015, and to 35.6% for fiscal years from April 1, 2015 and thereafter. KONAMI recognized deferred tax assets and liabilities resulting from temporary differences based on the enacted tax rates that will be applied when those differences are expected to be reversed. The effect of the tax rate change was not material and was charged to income taxes in the consolidated statements of income for the year ended March 31, 2012.

In the fiscal year ended March 31, 2011, the Company and its wholly owned domestic subsidiaries applied for the consolidated tax return filing system of the national corporate taxes, and the application was approved by the national tax agency. The Company started to file the consolidated tax return from the fiscal year ended March 31, 2012. Accordingly, the Company evaluated the realizability of the national corporate tax portion of deferred tax assets as of March 31, 2011 based on the projected future taxable income of the consolidated tax filing group.

The income before income taxes and equity in the earnings of an affiliated company, and income tax expense (benefit) for the years ended March 31, 2010, 2011 and 2012 consisted of the following:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income before income taxes and equity in income of an affiliated company:
Japan	¥11,507	¥8,756	¥31,066	$377,978
Foreign	5,615	10,326	8,960	109,016

Total	¥17,122	¥19,082	¥40,026	$486,994

Income taxes—Current:
Japan	¥5,446	¥5,413	¥12,538	$152,549
Foreign	1,731	1,906	1,579	19,211

Total	¥7,177	¥7,319	¥14,117	$171,760

Income taxes—Deferred:
Japan	¥(404)	¥(1,557)	¥2,574	$31,317
Foreign	(3,173)	639	250	3,043

Total	¥(3,577)	¥(918)	¥2,824	$34,360

The significant components of total income taxes for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥3,600	¥6,401	¥16,941	$206,120
Equity in net income (loss) of an affiliated company	11	(6)	22	268
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(6)	(33)	(0)	(0)
Foreign currency translation adjustment	—	—	43	523
Pension liability adjustment	(40)	(122)	196	2,385

Total income taxes	¥3,565	¥6,240	¥17,202	$209,296

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2010	2011	2012
Statutory income tax rate	40.9%	40.9%	40.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.7	1.8	1.0
Non-taxable income	(0.0)	(0.1)	(0.1)
Change in valuation allowance	(22.4)	1.5	(1.7)
Dividend of overseas subsidiaries	0.3	0.7	0.4
Adjustment of estimated income tax accruals	(0.4)	1.4	(0.5)
Unrecognized tax benefits	—	(4.3)	0.0
Tax credit	(1.4)	(5.4)	(1.1)
Effect of tax rate changes	—	—	3.0
Other, net	1.3	(2.9)	0.4

Effective income tax rate	21.0%	33.6%	42.3%

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued enterprise taxes	¥632	¥1,091	$13,274
Accrued expenses	3,399	3,210	39,056
Accrued pension and severance costs	1,443	813	9,892
Allowance for doubtful accounts	372	224	2,725
Inventories	17,984	15,733	191,422
Net operating loss carryforwards	16,758	14,401	175,216
Property and equipment basis differences	4,418	3,596	43,752
Asset retirement obligations	1,372	1,314	15,987
Deferred revenue	416	767	9,332
Investments in affiliate	1,547	1,354	16,474
Other	3,661	2,294	27,911

Gross deferred tax assets	52,002	44,797	545,041
Less valuation allowance	(12,275)	(10,330)	(125,684)

Total deferred tax assets	39,727	34,467	419,357
Deferred tax liabilities:
Intangible assets	(17,075)	(14,809)	(180,180)
Investments in subsidiaries	(1,040)	(1,123)	(13,663)
Other	(1,312)	(1,479)	(17,995)

Gross deferred tax liabilities	(19,427)	(17,411)	(211,838)

Net deferred tax assets	¥20,300	¥17,056	$207,519

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets are deductible, management believes it is more likely than not that KONAMI will realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2012.

The net change in the total valuation allowance for the years ended March 31, 2010, 2011 and 2012 was a decrease of ¥4,448 million, an increase of ¥10,996 million and a decrease of ¥1,945 million ($23,665 thousand), respectively. The increase in the valuation allowance for the years ended March 31, 2011 mainly resulted from the acquisition of TAKASAGO, where valuation allowance for its existing net operating loss carryforwards was provided at the acquisition date.

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current assets:
Deferred income taxes, net	¥23,239	¥20,503	$249,458
Investments and other assets:
Deferred income taxes, net	2,934	976	11,875
Current liabilities:
Other current liabilities, net	(370)	(399)	(4,854)
Long-term liabilities:
Deferred income taxes, net	(5,503)	(4,024)	(48,960)

Net deferred tax assets	¥20,300	¥17,056	$207,519

At March 31, 2012, KONAMI had operating loss carryforwards aggregating approximately ¥47,640 million ($579,633 thousand), which will expire as follows:

Millions of Yen
Year ending March 31
2013	¥2,546
2014	5,563
2015	5,701
2018	8,848
2019	13,701
2020	2,468
2021 and thereafter	8,813

Total	¥47,640

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Balance at beginning of year	¥706	¥706	—	—
Additions for tax positions of prior years	—	—	¥1,006	$12,240
Settlements with taxing authorities	—	¥(706)	—	—

Balance at end of year	¥706	—	¥1,006	$12,240

As of March 31, 2012, the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rates is not material.

Although KONAMI believes its estimates and assumptions of unrecognized tax benefits are reasonable, given the uncertainty regarding when tax authorities will complete their examinations, the items subject to their examinations and the possible outcomes of their examinations, an accurate estimate of significant increases that may occur within the next twelve months cannot be made March 31, 2012.

KONAMI recognizes interest and penalties related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both the amount of interest and penalties in the consolidated balance sheets accrued as of March 31, 2011 and 2012, and the amount of interest and penalties included in income taxes in the consolidated statements of income for the years ended March 31, 2011 and 2012 are not material.

KONAMI files its income tax returns in various tax jurisdictions. KONAMI is no longer subject to tax examinations by the respective local tax authorities for fiscal years prior to the year ended March 31, 2004 for Europe, fiscal years prior to the year ended March 31, 2007 for North America and Australia, and fiscal years prior to the year ended March 31, 2008 for Japan.

Severance and Retirement Plans	12 Months Ended
Mar. 31, 2012
Severance and Retirement Plans

15.    Severance and Retirement Plans

The Company and its domestic subsidiaries have defined benefit severance and retirement plans covering their employees. The plans provide, under most circumstances, retirement benefits and lump-sum severance payments to the employees that are determined by reference to their rates of pay at the time of termination, years of service and certain other factors. All employees may choose either to remain in the defined benefit plans or to withdraw from the plans and enroll under such system as receiving all compensation during their employment. For those under the fixed annual compensation system, separate severance and retirement benefits are not to be paid upon their termination or retirement.

KONAMI recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the consolidated balance sheets and recorded the adjustments, after considering tax effect, as a component of accumulated other comprehensive income (loss). The adjustments made to accumulated other comprehensive income (loss) represent actuarial (gain) loss and unamortized prior service cost.

The Company and certain of its domestic subsidiaries terminated the defined benefit plans, resulting in a settlement gain for the year ended March 31, 2011.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated existing defined benefit plans and made a transition to new defined contribution plans. Benefit obligations will be settled over eight years by contributing to the new plans and a net, loss was recognized when the settlement occurred. Meanwhile, certain domestic subsidiaries encouraged the voluntary retirement plans, resulting in special granting termination benefits.

As a result, KONAMI terminated all of its defined benefit severance and retirement plans. Certain domestic subsidiaries made a transition to the defined contribution plans.

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries’ plans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,902	¥3,246	$39,494
Service cost	254	132	1,606
Interest cost	33	15	183
Actuarial loss	25	—	—
Benefits paid	(167)	(1,406)	(17,107)
Effects of transitions to defined contribution plans	—	(1,759)	(21,402)
Curtailments and settlements	(801)	¥(228)	$(2,774)

Benefit obligation, end of year	¥3,246	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥2,237	¥1,403	$17,070
Actual return on plan assets	(49)	14	170
Employer contribution	199	100	1,217
Benefits paid	(74)	(487)	(5,925)
Pension assets refunding cost	(3)	—	—
Effects of transitions to defined contribution plans	—	(1,011)	(12,301)
Curtailments and settlements	(907)	¥(19)	$(231)

Fair value of plan assets, end of year	¥1,403	—	—

Funded status, end of year	¥(1,843)	—	—

Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	(34)	—	—
Accrued pension and severance costs	(1,809)	—	—

Net amount recognized	¥(1,843)	—	—

Recognized accumulated other comprehensive income (loss) at March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Actuarial net loss	¥(335)	¥(52)	$(633)

	¥(335)	¥(52)	$(633)

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	¥3,246	—	—
Accumulated benefit obligation	3,048	—	—
Fair value of plan assets	1,403	—	—

The measurement date used to determine pension benefit obligations for all the pension plans was March 31. The accumulated benefit obligations for the defined benefit plans were ¥3,048 million and nil at March 31, 2011 and 2012, respectively.

Net periodic cost of the Company and its domestic subsidiaries’ plans for the years ended March 31, 2010, 2011 and 2012 included the following components:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Service cost—benefits earned during the year	¥210	¥254	¥132	$1,606
Interest cost on projected benefit obligation	25	33	15	183
Expected return on plan assets	(38)	(26)	(14)	(170)
Recognized actuarial gain or loss	(27)	20	20	243
Settlement gain or loss	—	(103)	292	3,553
Loss from special termination benefit	—	—	769	9,356

Net periodic cost	¥170	¥178	¥1,214	$14,771

Estimated amortization for actuarial loss for the year ending March 31, 2013 is as follows:

	Millions of Yen	Thousands of U.S. Dollars
Actuarial net loss	—	—

Weighted-average assumptions used to determine projected benefit obligations at March 31, 2011 and 2012 were as follows:

	2011	2012
Weighted-average assumptions:
Discount rate	0.9%	—
Assumed rate of increase in future compensation levels	1.5%	—

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Weighted-average assumptions:
Discount rate	1.1%	0.9%	0.9%
Assumed rate of increase in future compensation levels	1.9%	1.8%	1.5%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

The Company and its domestic subsidiaries determine the expected long-term rate of return on plan assets of the various assets categories in which they invest. KONAMI considers the current expectations for future returns and the actual historical returns of each plan asset category.

The Company and its domestic subsidiaries’ investment goals for the pension benefit plans are to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. The Company and its domestic subsidiaries address diversification by the use of domestic and foreign equity securities and domestic and foreign debt securities in order to secure stable return on plan assets subject to specific risk management policies. The Company and its domestic subsidiaries evaluate the difference between expected return based on expected long-term rate of return on plan assets and actual return on invested plan assets on an annual basis. The Company and its domestic subsidiaries will revise the asset allocation if the evaluation requires a revision of its formulation of asset allocation.

The Company and its domestic subsidiaries’ plan assets consist of three major components: approximately 40% is invested in equity securities, approximately 30% is invested in debt securities, and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The equity securities for pooled funds are selected primarily from stocks that are listed on the securities exchanges. In making investment decisions, the Company and its domestic subsidiaries had examined the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities for pooled funds are selected primarily from government bonds, public debt instruments, and corporate bonds. In making investment decisions, the Company and its domestic subsidiaries had examined the quality of the issue, including rating, interest rate, and repayment dates, and appropriately diversified the investments. In regard to investments in life insurance company general accounts, the contracts with the insurance companies guarantee a certain amount of interest rate and return of capital.

The fair values of the Company and its domestic subsidiaries’ plan assets at March 31, 2011 by asset category, for which the three levels of input used to measure fair value are more fully described in Note 20, are as follows:

	Millions of Yen
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥541	—	¥541
Debt securities:
Pooled funds	—	392	—	392
Other investments:
Life insurance company general accounts	—	435	—	435
Others	—	35	—	35

Total plan assets	—	¥1,403	—	¥1,403

Pooled funds investing in the equity securities consist of approximately 56% Japanese companies and 44% foreign companies. Pooled funds investing in the debt securities consist of approximately 53% Japanese government bonds, 20% foreign government bonds, 26% Japanese public debt instruments and corporate bonds, and 1% foreign public debt instruments and corporate bonds.

Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value.

As of March 31, 2011, the Company and its domestic subsidiaries did not have any Level 1 and 3 plan assets.

As of March 31, 2012, the Company and its domestic subsidiaries did not have any plan assets.

The Company and its domestic subsidiaries have participated in Kanto IT Software Pension Fund (the Fund) as a multi-employer pension plan. The Fund was established pursuant to a Japanese law by multi-employers which are mainly Software and IT industry companies, and is a welfare pension fund for a multi-employer contributory plan. The benefits which the Fund makes are retirement plans, lump-sum severance payments and lump-sum benefits for bereaved family. The Fund is a Japanese domestic plan and thus there is not an Employer Identification Number or a Pension Plan Number under in the U.S. There is not a U.S. Pension Protection Plan Act zone status applicable for the plan. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. There is no collective bargaining agreement applicable to the plan.

The risks of Participating in a multi-employer plan are different from a single-employer plan in the following aspects; assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers; and if a participating employer stops contributing to the plan, any unfunded obligations of the plan may be borne by the remaining participating employers.

As of March 31, 2010, 2011 and 2012, our participation in the Fund is outlined in the table below. The financial information for the year ended March 31, 2012 was not available at the time of this filing. Therefore, we disclose the Fund financial information as of March 31, 2010 and 2011 as these were the most recent dates available.

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2011	2012	2011	2012	2010	2011	2012	2011	2012
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	985	809	781	No	No	—

The Fund financial statements for the years ended March 31, 2010 and 2011 indicated total plan asset of ¥161,055 million and ¥171,945 million, respectively; total actuarial present value of accumulated benefit obligations of ¥159,999 million and ¥172,108 million, respectively. The fund financial statements for the years ended March 31, 2010 and 2011 indicate that the plan was overfunded by ¥1,056 million (0.7%) and underfunded by ¥163 million (0.1%), respectively.

The employers make matching contributions to the funds up to a certain percentage of each employee’s standard pay. The contributions consist of standard contributions prepared for retirement plans or lump-sum payments, special contributions prepared for amortization of unamortized prior service cost and administrative fee’s contributions prepared for managing the Fund. The employers assume an obligation for contributions to the Fund.

Under the related acts and the terms, the Fund reevaluates the amount of contributions at least every five years in order to be of the value that would allow the maintenance the financial condition now and in the future. The Fund verifies the plan assets would be reserved as planed and agreed with benefit obligation for prior years of service on an annual basis. If the verifications would reveal a shortage of the reserve, the Fund shall resolve the shortage of the reserve by the implementation of additional special contributions.

KONAMI’s contributions to the plan amounted to ¥985 million, ¥809 million and ¥781 million ($9,502 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively. The contributions we made to the Fund represent more than 5% of the total Fund. The expenses were recorded as costs and expenses in the consolidated statements of income.

KONAMI’s contributions to the plan are expected to amount to ¥805 million for the year ended March 31, 2013.

The Company has accrued the liability for retirement benefits for their directors and corporate auditors in the amount of ¥1,123 million and ¥1,096 million ($13,335 thousand) at March 31, 2011 and 2012, respectively, which is included in accrued pension and severance costs in the accompanying consolidated balance sheets.

Some of its domestic subsidiaries have defined contribution plans.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated the defined benefit plans and made a transition to the defined contribution plans. Benefit obligations to be contributed to the defined contribution plans was determined as ¥1,759 million ($21,402 thousand), which will be settled over eight years. As of March 31, 2012, the amount of benefit obligations which has not been settled was ¥637 million ($7,750 thousand), included in other current liabilities of ¥92 million ($1,119 thousand) and accrued pension and severance costs of ¥545 million ($6,631 thousand), respectively, in the consolidated balance sheets.

The certain domestic subsidiaries’ contributions to the defined contribution plans amounted to ¥150 million ($1,825 thousand) for the years ended March 31, 2012. The expenses were recorded as costs and expenses in the consolidated statements of income.

Stockholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity

16.    Stockholders’ Equity

Dividends

Under the Japanese Corporate Law (the “Law”), the amount available for dividends is based on retained earnings as recorded on the books of the Company maintained in conformity with Japanese GAAP. At March 31, 2012, retained earnings available for dividends determined in accordance with Japanese GAAP recorded on the Company’s books of account were ¥91,294 million ($1,110,768 thousand).

The Law provides that an amount equal to at least 10% of the aggregate amount of cash dividends of retained earnings associated with cash outlays shall be appropriated as a legal reserve until such reserve and additional paid-in-capital equals 25% of common stock.

Treasury Stock Transactions

The following table summarizes treasury stock activities for the years ended March 31, 2011 and 2012:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2010	10,039,336	¥23,187
Acquisition through purchase of odd-lot shares	3,716	6
Sell upon request for purchase of odd-lot shares	(3,222)	(7)
Issuance in stock exchanges	(2,735,853)	(6,319)
Repurchase of shares from shareholders dissenting to the share exchange	55,000	95
Acquisition through purchase off odd-lot shares	52	0

Balance at March 31, 2011	7,359,029	¥16,962
Acquisition through purchase of odd-lot shares	13,139	29
Sell upon request for purchase of odd-lot shares	(987)	(2)
Issuance in stock exchanges	(2,491,373)	(5,743)
Acquisition through purchase off odd-lot shares	40	0

Balance at March 31, 2012	4,879,848	¥11,246

Change in Treasury stock
Thousands of U.S. Dollars
Balance at March 31, 2011	$206,373
Acquisition through purchase of odd-lot shares	353
Sell upon request for purchase of odd-lot shares	(24)
Issuance in stock exchanges	(69,873)
Acquisition through purchase off odd-lot shares	0

Balance at March 31, 2012	$136,829

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

17.    Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at March 31, 2010, 2011 and 2012 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥189	¥(18)	¥(2,158)	$(26,257)
Aggregate adjustment for the year resulting from translation of foreign currency financial statements	(207)	(2,140)	(455)	(5,535)

Balance, end of year	¥(18)	¥(2,158)	¥(2,613)	$(31,792)

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥9	¥1	¥(54)	$(654)
Net change	(8)	(55)	(0)	(3)

Balance, end of year	¥1	¥(54)	¥(54)	$(657)

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥(100)	¥(158)	¥(335)	$(4,078)
Net change	(58)	(177)	283	3,445

Balance, end of year	¥(158)	¥(335)	¥(52)	$(633)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥98	¥(175)	¥(2,547)	$(30,989)
Adjustments for the year	(273)	(2,372)	(172)	(2,093)

Balance, end of year	¥(175)	¥(2,547)	¥(2,719)	$(33,082)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2010
Foreign currency translation adjustments	¥(207)	—	¥(207)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(199)	¥81	(118)
Less: reclassification adjustment for gains included in net income	185	(75)	110

Net unrealized losses	(14)	6	(8)

Pension liability adjustment:
Net loss arising during the year	(71)	29	(42)
Less: settlement or amortization of net gain	(27)	11	(16)

Pension liability adjustments, net	(98)	40	(58)
Other comprehensive loss	¥(319)	¥46	¥(273)

2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: settlement or amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)
Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

2012
Foreign currency translation adjustments	¥(412)	¥(43)	¥(455)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(0)	0	(0)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(0)	0	(0)

Pension liability adjustment:
Net loss arising during the year	186	(76)	110
Less: settlement or amortization of net gain	293	(120)	173

Pension liability adjustments, net	479	(196)	283

Other comprehensive loss	67	¥(239)	¥(172)

	Thousands of U.S. Dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012
Foreign currency translation adjustments	$(5,012)	$(523)	$(5,535)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(3)	0	(3)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(3)	0	(3)

Pension liability adjustment:
Net loss arising during the year	2,264	(925)	1,339
Less: settlement or amortization of net gain	3,566	(1,460)	2,106

Pension liability adjustments, net	5,830	(2,385)	3,445

Other comprehensive loss	$815	$(2,908)	$(2,093)

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments

18.    Derivative Financial Instruments

KONAMI uses foreign exchange forward contracts with terms ranging from 3 to 6 months to reduce its exposure to short-term movements in the exchange rates applicable to firm funding commitments denominated in currencies other than Japanese yen. KONAMI does not hold derivative financial instruments for trading purposes.

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2011 and 2012 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2011		2012		2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥5	Other current liabilities	¥0

Total derivatives		—		—		¥5		¥0

	Thousands of U.S. Dollars
	Asset derivatives		Liability derivatives
	2012		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	Other current liabilities	$0

Total derivatives				$0

The aggregate notional amount of forward exchange contracts at March 31, 2012 is ¥493 million ($5,998 thousand).

KONAMI does not designate the foreign exchange forward contracts as hedges. The gain or loss recognized in earnings on derivatives for the year ended March 31, 2011 and 2012 were as follows:

	Location of gain or loss recognized in Income on Derivative	For the year ended March 31, 2011	For the year ended March 31, 2012
		Millions of Yen	Millions of Yen	Thousands of U.S. Dollars
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥155	¥87	$1,059

Total		¥155	¥87	$1,059

Foreign exchange net gain or losses, including those on these forward exchange contracts, for the years ended March 31, 2010, 2011 and 2012 were gain of ¥67 million, loss of ¥342 million and gain of ¥331 million ($4,027 thousand), respectively. Effects of exchange rate changes subsequent to March 31, 2012 on fair value of those forward exchange contracts have not been significant as of the reporting date.

Fair Value Of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments

19.    Fair Value of Financial Instruments

Cash and cash equivalents, Trade notes and accounts receivable, Trade notes and accounts payable, Accrued expenses, and Short-term borrowings

The carrying amount approximates fair value because of the short maturity of these instruments.

Investments in marketable securities

The fair values of KONAMI’s investments in marketable securities are based on quoted market prices.

Investments in non-marketable securities

For investments in non-marketable securities for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. It was not practicable to estimate the fair value of common stock representing certain untraded companies. These investments are carried at cost.

Long-term debt

The fair values of KONAMI’s long-term debt instruments are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the Company’s current borrowing rate for similar debt instruments of comparable maturity.

Derivative financial instruments

The fair values of derivative financial instruments, consisting principally of foreign exchange forward contracts, all of which are used for purposes other than trading, are estimated by obtaining quotes from brokers.

The estimated fair values of KONAMI’s financial instruments at March 31, 2011 and 2012 are as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥140	¥140	¥429	¥429	$5,220	$5,220
Long-term debt, including current installments	(15,000)	(14,898)	(10,000)	(10,035)	(121,670)	(122,095)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—	—	—
Liabilities	5	5	0	0	0	0

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

20.    Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 —	Quoted prices for identical assets or liabilities in active markets

Level 2 —	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3 —	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2011 and 2012, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2011	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥140	—	—	¥140

Total assets	¥140	—	—	¥140

Liabilities:
Derivatives	—	¥5	—	¥5

Total liabilities	—	¥5	—	¥5

	Millions of Yen
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥429	—	—	¥429

Total assets	¥429	—	—	¥429

Liabilities:
Derivatives	—	¥0	—	¥0

Total liabilities	—	¥0	—	¥0

	Thousands of U.S. Dollars
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$5,220	—	—	$5,220

Total assets	$5,220	—	—	$5,220

Liabilities:
Derivatives	—	$0	—	$0

Total liabilities	—	$0	—	$0

Level 1 investments are comprised solely of available-for-sale securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Derivative financial instruments are comprised of foreign exchange forward contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates.

As of March 31, 2011 and 2012, KONAMI did not have any Level 3 financial instruments that were measured and recorded at fair value on a recurring basis.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

As of March 31, 2011, our assets and liabilities measured at fair value on a non-recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements. As of March 31, 2012, KONAMI did not have any asset and liability measured that were measured and recorded at fair value on a non-recurring basis.

	Millions of Yen
Year ended March 31, 2011	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipment, net	¥1,103	—	—	¥1,103	¥(2,253)
Identifiable intangible assets	31,583	—	—	31,583	(1,900)

Total non-financial assets	¥32,686	—	—	¥32,686	¥(4,153)

During the year ended March 31, 2011, KONAMI wrote down the carrying value of the long-lived assets amounted to ¥3,356 million to their fair value amount of ¥1,103 million, and classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded impairment losses of ¥2,253 million for property and equipment, and those losses were included in the accompanying consolidated statements of income for the year ended March 31, 2011.

During the year ended March 31, 2011, KONAMI concluded the fair value of certain indefinite lived intangible assets was lower than their carrying value. Consequently, the carrying value of the assets was written down to their fair value of ¥31,583 million, and classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded an aggregate impairment loss of ¥1,900 million for identifiable intangible assets, and the loss was included in the accompanying consolidated statements of income for the year ended March 31, 2011.

Impairment losses for long-lived assets and intangible assets are more fully discussed in Notes 6 and 7, respectively.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions

21.    Related Party Transactions

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from ROKUROKUSOU LLC where Takuya Kozuki, a director of KONAMI CORPORATION, is the representative, for ¥1,336 million. The acquisition price was determined based on the third party appraisal.

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from Kozuki Capital Corporation for ¥685 million. Kozuki Capital Corporation is a company owned by a key management personnel of the Company and his immediate family members. The acquisition price was determined based on the third party appraisal.

Supplemental Disclosures To Consolidated Statements Of Cash Flows	12 Months Ended
Mar. 31, 2012
Supplemental Disclosures To Consolidated Statements Of Cash Flows

22.    Supplemental Disclosures to Consolidated Statements of Cash Flows

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,545	¥1,515	¥1,398	$17,009
Income taxes	9,641	6,654	9,325	113,457
Acquisitions of new subsidiaries:
Fair value of assets acquired	—	15,733	—	—
Liabilities assumed	—	(9,178)	—	—
Goodwill	—	30	—	—
Gain on bargain purchase	—	(2,543)	—	—
Treasury stock	—	(4,721)	—	—
Cash paid, net of cash acquired	—	(679)	—	—
Property acquired under capital leases during the year	4,371	2,851	2,370	28,836
Recognition of tangible fixed assets due to asset retirement obligations	505	228	458	5,572

Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information

23.    Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The operating segments are managed separately as each segment represents a strategic business unit that offers different products and serves different markets.

KONAMI operates on a worldwide basis principally with the following four business segments:

1. Digital Entertainment:	Production, manufacture and sale of digital content and related products including Social games, Online games, Computer & Video Games, Amusement and Card Games.
2. Health & Fitness:	Operation of health and fitness clubs, and production, manufacture and sale of health and fitness related goods.
3. Gaming & Systems:	Development, manufacture, sale and service of gaming machines and the Casino Management System for overseas markets.
4. Pachinko & Pachinko Slot Machines:	Production, manufacture and sale of pachinko slot machines and LCDs units for pachinko machines.

Notes:

1.	“Corporate” primarily consists of administrative expenses of the Company.
2.	“Eliminations” primarily consists of eliminations of intercompany sales and of intercompany profits on inventories.
3.	Segment income (loss) is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses). Expenses not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
4.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
5.	Intersegment sales and revenues are generally recorded at values that represent arm’s-length fair value.

The following table presents segment revenue, segment operating income (loss), segment assets, segment depreciation and amortization and segment capital expenditures information. This information is derived from KONAMI’s management reports which have been prepared based on U.S. GAAP.

a.    Segment information

(1) Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥142,239	¥85,480	¥19,996	¥14,429	—	¥262,144
Intersegment	411	285	—	—	¥(696)	—

Total	142,650	85,765	19,996	14,429	(696)	262,144
Operating expenses	121,167	87,687	15,323	11,577	7,726	243,480

Operating income (loss)	¥21,483	¥(1,922)	¥4,673	¥2,852	¥(8,422)	¥18,664

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	$1,699,841	$1,002,908	$306,753	$223,957	—	$3,233,459
Intersegment	8,395	1,533	—	280	$(10,208)	—

Total	1,708,236	1,004,441	306,753	224,237	(10,208)	3,233,459
Operating expenses	1,306,472	970,021	225,770	173,391	59,569	2,735,223

Operating income	$401,764	$34,420	$80,983	$50,846	$(69,777)	$498,236

As further described in Note 8, non-cash restructuring and impairment charges of ¥1,950 million were included in the operating expenses of the Health & Fitness Segment for the years ended March 31, 2010

As further described in Note 9, non-cash earthquake related impairment charges and expenses of ¥4,358 million was included in the operating expenses of the Health & Fitness Segment and for the year ended March 31, 2011, and ¥71 million was included in the Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011.

(2) Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥133,973	¥107,523	¥14,049	¥5,963	¥36,690	¥298,198
Depreciation and amortization	2,907	4,894	732	138	4,228	12,899
Capital expenditures	1,523	4,803	976	100	560	7,962

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690
	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	$1,975,751	$1,194,184	$225,429	$247,317	$348,145	$3,990,826
Depreciation and amortization	23,811	52,695	16,413	3,638	22,655	119,212
Capital expenditures	14,065	22,509	39,202	6,472	47,816	130,064

Corporate and eliminations primarily consist of eliminations of intercompany profits on inventories and assets for corporate headquarters, which primarily consist of cash and financial assets.

Capital expenditures include expenditures for acquisitions of tangible and intangible long-lived assets used in operations of each segment and are stated on an accrual basis.

b.    Geographic information

	(Millions of Yen)
Year ended March 31, 2010	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥198,500	¥33,743	¥23,682	¥6,219	¥262,144	—	¥262,144
Intersegment	14,272	3,805	89	669	18,835	¥(18,835)	—

Total	212,772	37,548	23,771	6,888	280,979	(18,835)	262,144
Operating expenses	199,427	33,845	22,598	6,560	262,430	(18,950)	243,480

Operating income	¥13,345	¥3,703	¥1,173	¥328	¥18,549	¥115	¥18,664

Property and equipment, net	¥60,345	¥1,739	¥93	¥257	¥62,434	—	¥62,434

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intersegment	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508
	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intersegment	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	$2,538,520	$437,462	$177,163	$80,314	$3,233,459	—	$3,233,459
Intersegment	152,780	45,091	6,229	2,847	206,947	$(206,947)	—

Total	2,691,300	482,553	183,392	83,161	3,440,406	(206,947)	3,233,459
Operating expenses	2,302,664	392,712	172,150	75,849	2,943,375	(208,152)	2,735,223

Operating income	$388,636	$89,841	$11,242	$7,312	$497,031	$1,205	$498,236

Property and equipment, net	$703,431	$50,992	$681	$2,299	$757,403	—	$757,403

For the purpose of presenting its operations in geographic areas above, KONAMI attributes revenues from external customers to individual countries in each area based on where the Company and its subsidiaries sold products or rendered services, and attributes assets based on where assets are located.

As further described in Note 8, non-cash restructuring and impairment charges of ¥1,950 million was included in the operating expenses of Japan for the years ended March 31, 2010.

As further described in Note 9, non-cash earthquake related impairment charges and expenses of ¥4,429 million was included in the operating expenses of Japan for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Japan.

Commitments And Contingencies	12 Months Ended
Mar. 31, 2012
Commitments And Contingencies

24.    Commitments and Contingencies

KONAMI is subject to pending claims and litigation. After review and consultation with counsel, management considered that any liability that may result from the disposition of such lawsuits would not be material.

KONAMI has placed firm orders for purchases of property and equipment and other assets amounting to approximately ¥1,326 million ($16,133 thousand) as of March 31, 2012.

Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2012
Valuation And Qualifying Accounts

KONAMI CORPORATION

AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended March 31, 2010, 2011 and 2012

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of Yen
	Balance at beginning of the year	Charged to Revenue, Costs and Expenses	Charged (Credited) to Other Accounts	Deductions	Balance at end of the year
2010
Allowance for doubtful accounts
Trade accounts receivable	¥470	¥222	¥(12)	—	¥680
Other assets	56	37	0	—	93
Total	¥526	¥259	¥(12)	—	773
2011
Allowance for doubtful accounts
Trade accounts receivable	¥680	¥(149)	¥(256)	—	¥275
Other assets	93	(43)	238	—	288
Total	¥773	¥(192)	¥(18)	—	¥563
2012
Allowance for doubtful accounts
Trade accounts receivable	¥275	¥103	¥2	—	¥380
Other assets	288	(59)	—	—	229
Total	¥563	¥44	¥2	—	¥609

Notes:

1.	“Charged (Credited) to Other Accounts” primarily consists of the reclassification from current receivables to non-current receivables and the foreign exchange adjustment resulting from translations of amounts against allowance accounts at foreign subsidiaries.
2.	“Deductions” primarily consists of amounts written off.

	Thousands of U.S. Dollars
	Balance at beginning of the year	Charged to Revenue, Costs and Expenses	Charged (Credited) to Other Accounts	Deductions	Balance at end of the year
2012
Allowance for doubtful accounts
Trade accounts receivable	$3,346	$1,253	$24	—	$4,623
Other assets	3,504	(718)	—	—	2,786
Total	$6,850	$535	$24	—	$7,409

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Consolidation Policy

(a) Consolidation Policy

The accompanying consolidated financial statements include the accounts of the Company and all of its majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Cash And Cash Equivalents	(b) Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an initial maturity of three months or less.
Marketable Securities

(c) Marketable Securities

KONAMI classifies its debt and marketable equity securities into one of three categories: trading, available-for-sale, or held-to-maturity securities. Trading securities are bought and held primarily for the purpose of selling them in the near term. Held-to-maturity securities are those securities in which KONAMI has the ability and intent to hold until maturity. All securities not included in trading or held-to-maturity categories are classified as available-for-sale. Trading and available-for-sale securities whose fair values are readily determinable are recorded at fair value. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized gains and losses on trading securities are included in earnings. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from sale of available-for-sale securities are determined based on the average cost method. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Dividend income is recognized when received. As of March 31, 2011 and 2012, all equity securities held by KONAMI are classified as available-for-sale.

On a continuous basis, but no less frequently than at the end of each quarter period, KONAMI evaluates the cost basis of an available-for-sale security for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at date of evaluation compared to that at date of acquisition, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the fair value of an available-for-sale security relative to the cost basis of the investment, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors.

KONAMI evaluates the cost basis of a held-to-maturity debt security for possible other-than-temporary impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. The published credit ratings of investee companies that are “BB” or lower are considered an indication of other-than-temporary impairment.

Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

Investment In Affiliate

(d) Investment in Affiliate

For those investments in affiliates in which the Company has the ability to exercise significant influence over the affiliate’s operations (generally when its voting interest is between 20% and 50%), the equity method of accounting is used. Under this method, the investment is initially recorded at cost and is adjusted to recognize the Company’s share of the net earnings or losses of the affiliates. All significant intercompany profits from these affiliates have been eliminated. Investments in non-marketable equity securities in which the Company does not consolidate or account for under the equity method are carried at cost.

The difference between the initial cost of an investment and the estimated fair value of underlying equity in net assets of an equity method investee (“investor level goodwill”) is not amortized but continues to be reviewed for impairment. When an other-than-temporary decline in value of an equity-method investment occurs, an impairment loss is recognized in earnings. On a continuous basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in investee companies for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Any impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. A decline in the fair value of an investment below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the investment is established. The impairment is first applied to reduce the amount of any investor level goodwill, and then to the remaining basis in the investment.

Inventories

(e) Inventories

Inventories, consisting of merchandise for resale, finished products, work-in-process, raw materials and supplies, are stated at the lower of cost or market. Cost is determined by the specific identification method for software products, and by the weighted average method for others.

Property And Equipment

(f) Property and Equipment

Property and equipment are carried at cost. Depreciation is computed on the declining-balance method using estimated useful lives ranging from 10 to 50 years for buildings and structures and from 2 to 20 years for tools, furniture and fixtures. Equipment under capital leases is stated at the lower of the present value of minimum lease payments or the fair value of the leased equipment at the inception of the lease and is amortized over the shorter of the lease term or estimated useful life of the asset, which range from 3 to 25 years.

Ordinary maintenance and repairs are expensed as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts and any differences are included in operating income or expenses.

KONAMI recognizes a liability for asset retirement obligations in the period in which it is incurred if sufficient information is available to make a reasonable estimate of fair value. When a company initially recognizes a liability for an asset retirement obligation, it must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived asset.

Software For Internal Use

(g) Software for Internal Use

KONAMI has capitalized costs associated with software systems for internal use, that have reached the application stage and meet recoverability tests as capitalized computer software in the accompanying consolidated balance sheets. Such capitalized costs primarily include external direct costs utilized in developing or obtaining the applications. Capitalization of such costs ceases at the point in which the project is substantially complete and ready for its intended use, and the costs capitalized are amortized on a straight-line basis over the estimated useful life of each application, ranging from 2 to 5 years. KONAMI expenses costs incurred during the preliminary project stage which include costs for making strategic decisions about the project, and determining performance and system requirements. KONAMI also expenses costs incurred for internal-use software in the post-implementation stage such as training and maintenance costs.

Business Combination

(h) Business Combination

KONAMI accounts for business combinations under the acquisition method and, accordingly, has recognized assets acquired including identifiable intangible assets, liabilities assumed and noncontrolling interests based on the respective estimated fair values at the acquisition date. Acquisition costs are expensed as incurred.

Goodwill And Other Identifiable Intangible Assets

(i) Goodwill and Other Identifiable Intangible Assets

Goodwill represents the difference between the cost of an acquired company and amounts allocated to the estimated fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests. Identifiable intangible assets represent intangible assets related to trademarks, gaming licenses, memberships, patents, customer relationships and franchise and other contracts acquired in connection with acquisitions of subsidiaries.

KONAMI performs an assessment of goodwill for impairment at least annually, and more frequently if an indicator of impairment has occurred, using a two-step process. The first step requires identification of reporting units and determination of the fair value for each individual reporting unit. KONAMI has determined its reporting units to be the same as its reportable segments. The fair value of each reporting unit is then compared to the reporting unit’s carrying amount including assigned goodwill.

To the extent a reporting unit’s carrying amount exceeds its fair value; the second step of the impairment test is performed by comparing the implied fair value of the reporting unit’s goodwill to its carrying amount. If the implied fair value of a reporting unit’s goodwill is less than its carrying amount, an impairment loss is recorded.

For the purpose of evaluating the recoverability of the carrying value of goodwill, KONAMI engages an independent appraiser to assist management in its determination of the fair values of its reporting units. In its computation of the fair values, the appraiser primarily utilizes a discounted cash flow analysis as well as other valuation approaches including the stock price, market capitalization and asset and liability structure of the reporting units. Significant assumptions used in this analysis includes 1) expected future revenue growth rates, profit margins and working capital levels of the reporting units, 2) a discount rate, and 3) a terminal value multiples.

The revenue growth rates, profit margins and working capital levels of the reporting units are based on management’s expectation of future results.

In evaluating the recoverability of other intangible assets which were allocated to the reporting units, KONAMI primarily utilizes a discounted cash flow analysis as well as other applicable valuation approaches, and if applicable, independent valuations.

Intangible assets determined to have an indefinite useful life are also tested for impairment annually or more frequently if there is an indication of potential impairment. KONAMI also reassesses indefinite useful life determinations periodically for each asset. Meanwhile, intangible assets with finite useful lives are amortized over their estimated useful lives on a straight line basis.

KONAMI assesses the recoverability of these intangible assets in a manner similar to KONAMI’s other long-lived assets as described below.

Impairment Or Disposal Of Long-Lived Assets

(j) Impairment or Disposal of Long-Lived Assets

KONAMI’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors KONAMI considers important which could trigger an impairment review include: significant underperformance relative to expected historical or projected future operating results; significant changes in the manner of the use of the assets or the strategy for overall business; significant negative industry or economic trends. When it is determined that the carrying amount of assets or asset groups to be held and used may not be recoverable based upon the existence of one or more of these indicators of impairment, recoverability is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Derivative Financial Instruments

(k) Derivative Financial Instruments

From time to time, KONAMI uses certain derivative financial instruments to manage its foreign currency risks. KONAMI may enter into forward contracts to reduce its exposure to short-term (generally no more than one year) movements in exchange rates applicable to firm funding commitments that are denominated in currencies other than the Japanese yen.

KONAMI reports all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. For derivative instruments designated and effective as fair value hedges, changes in the fair value of the derivative instrument and of the hedged item attributable to the hedged risk are recognized in earnings. For derivative instruments designated as cash flow hedges, the effective portion of any hedge is reported in accumulated other comprehensive income (loss) until it is recognized in earnings in the same period in which the hedged item affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of all hedges are reported in current earnings each period. Changes in fair value of derivative instruments that are not designated as a hedge are recorded each period in current earnings. If a derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the current period. To date, KONAMI has not designated any derivative instrument as a hedge.

Income Taxes

(l) Income Taxes

KONAMI accounts for income taxes based on income before income tax on its consolidated statement of income. Deferred income taxes are recognized by the asset and liability method for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards using enacted tax rates in effect for the years in which those temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

KONAMI recognizes the financial statement effects of tax positions when it is more likely than not that the tax positions, taken or expected to be taken in a tax return, will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. interests and penalties related to unrecognized tax benefits are included in income taxes in its consolidated financial statements.

Revenue Recognition

(m) Revenue Recognition

KONAMI derives revenue from primarily three sources: (i) product revenue, which includes packaged game software and other products, amusement machines and related equipment, gaming machines and related casino management systems, and pachinko slot machines and LCDs for pachinko machines, (ii) service revenue from game content, which includes social game content and e-AMUSEMENT Participation, and (iii) membership fee revenue from health and fitness club members.

For those sources that do not involve delivery of multiple software or other deliverables, KONAMI recognizes revenue based on the basic criteria outlined below:

Persuasive Evidence of an Arrangement.

For product sales, it is KONAMI’s customary practice to have a written contract, which is signed by both the customer and KONAMI, or a purchase order or amendment to the written contract from those customers that have previously negotiated a standard purchase agreement.

For social game content, KONAMI enters into agreements with certain social game platform providers, in which KONAMI provides social game content through the platform to players. The agreements specify for distribution, provision and allocation of revenue in regard with the social game content. The number of virtual goods purchased by the players within the games is electronically recorded by KONAMI’s server as well as by the servers of the platform providers. The platform providers collect cash from players based on the data and pays proceeds to KONAMI, net of the contractual fees attributable to their social game platform.

For KONAMI’s health and fitness clubs, members are required to sign a standard monthly membership agreement upon admission, which is automatically renewed unless the member provides advance notice of his or her intention to cancel prior to the tenth day of the month at the end of which the membership will terminate.

Delivery has Occurred or Service has been Rendered to the Player.

Packaged game software and other products are physically delivered to customers, with standard transfer terms. Also, KONAMI’s game machines and related equipment are physically delivered to customers as a fully-assembled, ready to be installed unit. These arrangements generally include an acceptance clause. KONAMI recognizes revenue from product sales upon delivery and acceptance, which is the timing the rights and risks are transferred to the customer. Generally, KONAMI does not permit exchanges nor accept returns of unsold merchandise except in the case of obvious defects. In certain limited circumstances KONAMI may allow returns, for which management estimates the related allowances based upon management’s evaluation of historical experience, the nature of the software titles and other factors. KONAMI maintains detail listings of software titles in distribution channel, closely monitor their movements, and is able to reasonably estimate future credits to be issued for price protection. These estimates are deducted from gross sales.

Revenue from social game content is recognized when the services, related to the virtual goods within the game, have been rendered to the player. For purposes of determining when the service has been rendered to the player, KONAMI has determined that an implied obligation to the paying player exists for it to continue providing the purchased virtual goods within the social game over the period the player is expected to access the game or when the virtual goods are consumed. KONAMI categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action. Common characteristics of consumable goods may include virtual goods that are no longer displayed on the player’s game board and do not provide the player any continuing benefit following consumption. For the sale of consumable virtual goods, KONAMI recognizes revenue as the goods are consumed. Durable virtual goods represent virtual goods that are accessible to the player over an extended period of time. KONAMI recognizes revenue from the sale of durable virtual goods on a straight-line basis over the estimated average playing period. The average playing period of paying players for the applicable game is estimated to be from five months to eight months based on the analysis of historical online usage data. Future paying player usage patterns and behavior may differ from the historical usage patterns and therefore the estimated average playing periods may change in the future.

Revenue from health and fitness club membership is derived primarily from monthly membership fees received from club members. Revenue for those fees is recognized as monthly charges are generally made to the members’ accounts in advance, at the end of each month, with respect to the following month’s membership. This policy requires KONAMI to defer the applicable membership fee revenue for one month.

The Price is Fixed or Determinable.

The price customers pay for KONAMI’s products is negotiated at the outset of an arrangement, and is generally determined by the specific volume of product to be delivered. Therefore, the prices are considered to be fixed or determinable at the start of the arrangement.

As for social game content, prices of virtual goods offered to the players and the fees attributable to social game platform providers are fixed by the agreements.

KONAMI’s membership fee for health and fitness clubs is fixed at the time of admission of the member.

Collection is Probable.

Probability of collection is assessed on a customer-by-customer basis. KONAMI typically sells to customers with whom KONAMI has a history of successful collection. New customers are subject to a credit review process that evaluates the customers’ financial position and ultimately their ability to pay. For KONAMI’s health and fitness clubs, the collectability of membership fees is assured as it generally charges members’ accounts one-month in advance.

For those sources that involve multiple software deliverables, management evaluates revenue recognition based on the following criteria;

(1)	if and when each element has been delivered

(2)	whether undelivered elements are essential to the functionality of the delivered elements

(3)	whether vender-specific objective evidence of fair value (VSOE) exists for undelivered elements

(4)	allocation of the total price among the various elements

For those sources that involve multiple deliverables except for multiple software deliverables, KONAMI applies the recognition criteria. Specifically, deliverables are divided into separate units of accounting if:

(1)	each item has value to the customer on a stand-alone basis, and

(2)	delivery of any undelivered item is considered probable and substantially in KONAMI’s control.

Separate units of accounting are recognized in earnings as they are delivered or ratably over the service period, as applicable.

KONAMI recognizes revenue from packaged software with online functionality for certain platforms in its Digital Entertainment Segment, which is hosted on its internal servers, as multiple software deliverables. As VSOE of fair value for the online services could not be established, revenue from the packaged products has not been allocated among the packaged game products and the online service for those titles, and the entire revenue from the sale of the packaged products has been recognized on a straight-line basis over the estimated online service period. The service period is estimated to be six months based on historical online usage data.

KONAMI’s Digital Entertainment Segment sells amusement machines, provides disposal service for the amusement machines, provides e-AMUSEMENT service which is connecting multiple amusement arcades online, and e-AMUSEMENT Participation service which is sharing playing fees of users with customers (amusement arcade operators), as multiple deliverable arrangements. KONAMI does not grant the right to return amusement machines to the customers. The customers are granted the right to receive disposal services for the amusement machines at the point of sale as a fixed fee arrangement, which is exercisable within 5 to 7 years and require KONAMI to dispose of the machines at the end of their useful lives. The e-AMUSEMENT connection service and e-AMUSEMENT Participation service are a separate contract from the sale of the machines. However, those service contracts are generally entered into concurrently with the sale of the machines. KONAMI has concluded that each of these components contained in such arrangements is a separate unit of accounting since they have standalone value and therefore recognizes revenue when the customers have accepted the machine or when the services have been rendered. As described in (v) New Accounting Pronouncements Adopted, KONAMI elected to early adopt ASU2009-13 and ASU2009-14, which did not have a material impact on revenue recognition of these items. Under a selling price hierarchy modified by those standards, consideration is allocated to each component based on the relative selling price for the deliverables. The selling price for a deliverable is based on VSOE or third party evidence, which is the price of the vendor’s or any competitor’s largely interchangeable services in standalone sales to similarly situated customers.

Revenue from casino management systems that are a part of the Gaming & Systems Segment are recognized as multiple deliverable arrangements. Revenues for individual deliverables are generally recognized when the recognition criteria for that element has been met. Maintenance service revenue is recognized ratably over the maintenance period based on VSOE of selling price established by renewal rates. The early adoption of ASU2009-13 and ASU2009-14 did not have a material impact on revenue recognition of these items.

Software Development Costs

(n) Software Development Costs

Research and development expenses are charged to earnings as incurred. Research and development expenses included in selling, general and administrative expenses amounted to ¥2,964 million, ¥2,163 million and ¥2,444 million ($29,736 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively, in the accompanying consolidated statements of income.

KONAMI capitalizes certain software development costs incurred after technological feasibility is established or for development costs that have alternative future uses. Under KONAMI’s current practice of developing new game software products, technological feasibility is not established until substantially all development activities are complete, which generally include the development of a working template and the related tools. For game products where a proven game engine technology exists and other criteria supporting the technological feasibility of the game title in development have been met, which include coding and testing of unique or unproven functions and features, KONAMI capitalizes these costs and begins to expense them upon release of the product through cost of revenues or writes them off when they are deemed unrecoverable.

Royalties And License Fees

(o) Royalties and License Fees

KONAMI pays royalties and license fees to professional sports organizations and certain other third parties for use of their trade names. Minimum portions of such royalties and license fees paid up-front are recorded as prepaid royalties and are expensed to costs of products sold over the contractual terms ranging primarily from 4 to 12 months. Variable portions of such royalties and license fees, which are generally determined based on the number of copies shipped at the predetermined royalty rates, are expensed to cost of products sold based on actual shipment. Management periodically evaluates the future realizability of prepaid royalties and charges to income any amounts deemed unlikely to be realized. Prepaid royalties amounted to ¥887 million and ¥307 million ($3,735 thousand) at March 31, 2011 and 2012, respectively, and were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Shipping And Handling Expenses

(p) Shipping and Handling Expenses

Shipping and handling expenses are charged to earnings as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Shipping and handling expenses amounted to ¥2,185 million, ¥2,692 million and ¥2,594 million ($31,561 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

Advertising Expenses

(q) Advertising Expenses

Advertising expenses are charged to earnings as incurred and are included in Selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expenses amounted to ¥9,880 million, ¥8,947 million and ¥9,017 million ($109,709 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

Foreign Currencies Transactions And Translations

(r) Foreign Currencies Transactions and Translations

Transactions denominated in foreign currencies are recorded using the exchange rates in effect as of the transaction dates. The related foreign currency asset and liability balances are re-measured based on exchange rates prevailing at each balance sheet date with the resulting gain or loss charged to earnings.

Assets and liabilities of a foreign subsidiary where the functional currency is other than Japanese yen are translated into Japanese yen at the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at average exchange rates during the current year. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

Consumption Taxes	(s) Consumption Taxes Revenue is recorded net of applicable consumption taxes.
Use Of Estimates

(t) Use of Estimates

Preparation of these consolidated financial statements requires management of KONAMI to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statements, and the reported amounts of revenue and expenses during the reporting periods. There can be no assurance that actual results will not differ from those estimates.

KONAMI has identified four areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are service period for deferred net revenue, accounting for software development costs, impairment of long-lived and intangible assets, and realizability of deferred tax assets.

Net Income Per Share

(u) Net Income Per Share

Basic net income attributable to KONAMI CORPORATION stockholders per common share excludes dilution for potential common stock and is computed by dividing consolidated net income (loss) attributable to KONAMI CORPORATION stockholders by the weighted-average number of common shares outstanding. Diluted net income attributable to KONAMI CORPORATION stockholders per common share reflects the effect of potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net income attributable to KONAMI CORPORATION stockholders per common share is calculated by dividing net income attributable to KONAMI CORPORATION stockholders by the sum of the weighted-average number of common shares plus additional shares that would be outstanding if potential dilutive shares had been issued.

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income available for KONAMI CORPORATION stockholders	¥13,314	¥12,934	¥23,012	$279,985

	Shares
Weighted-average common shares outstanding	133,461,138	134,065,450	138,433,751

Common stock and common stock equivalents	133,461,138	134,065,450	138,433,751

	Yen			U.S. Dollars
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥99.76	¥96.48	¥166.23	$2.02

Diluted	¥99.76	¥96.48	¥166.23	$2.02

There were no potentially dilutive shares outstanding for the years ended March 31, 2010, 2011 and 2012.

New Accounting Pronouncements Adopted

(v) New Accounting Pronouncements Adopted

Effective April 1, 2009, KONAMI adopted the provisions of FASB Statement of Financial Accounting Standards No. 141 Revised, “Business Combinations”, included in FASB ASC Topic 805. This ASC establishes principles and requirements of how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, liabilities assumed, any noncontrolling interest in the acquiree and the goodwill acquired in a business combination. This ASC requires disclosures to enable evaluation of the nature and financial effects of the business combination. See Notes 2.

Effective April 1, 2010, KONAMI has adopted ASU2009-13 “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force”. ASU2009-13 provides amendments to the criteria for allocation of revenues in multiple-deliverable arrangements, and in the absence of vendor-specific objective evidence or a third-party evidence concerning a selling price of deliverable products and services, sets forth a provision to allocate revenues in relation to products and services by applying an estimated selling price. As permitted by ASU2009-13, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective April 1, 2010, KONAMI has adopted ASU2009-14 “Certain Revenue Arrangements That Include Software Elements-a consensus of the FASB Emerging Issues Task Force”. ASU2009-14 is to exclude tangible products containing software components that function to deliver the product’s essential functionality from the criteria for software revenues. As permitted by ASU2009-14, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective October 1, 2010, KONAMI has adopted ASU2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU2010-20 requires to enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As KONAMI did not have material financing receivables which were subject to the provisions of ASU2010-20, required additional disclosures have not been provided.

Effective April 1, 2011, KONAMI has adopted ASU2011-09 “Compensation—Retirement Benefits—Multiemployer Plans (Subtopic 715-80)”. ASU2011-09 requires that an employer provides more detailed information about an employer’s involvement in the multiemployer pension plans, including the names of the significant multiemployer plans and the level of an employer’s participation in the significant multiemployer plans. See Notes 15.

New Accounting Pronouncements Not Yet Adopted

(w) New Accounting Pronouncements Not Yet Adopted

In September, 2011, the FASB issued ASU2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” and, in November 2011, ASU2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU2011-05”. ASU2011-05 requires the presentation of net income and other comprehensive income in a single continuous statement or in two separate but consecutive statements and eliminates the current option to report comprehensive income in the statement of equity. ASU2011-05 also requires separate presentation on the face of the financial statements for items reclassified from other comprehensive income into net income within both the net income and other comprehensive income sections of the financial statements. ASU2011-05 is effective for financial statements issued for fiscal years beginning after December 15, 2011. ASU2011-12 would defer the requirement to separately present within net income reclassification adjustments of items out of accumulated other comprehensive income. However, the proposed ASU would be effective as the same time as ASU2011-12. Management has not yet decided which presentation method Konami will use when it adopts ASU 2011-05.

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Components Of Basic And Diluted Net Income

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income available for KONAMI CORPORATION stockholders	¥13,314	¥12,934	¥23,012	$279,985

	Shares
Weighted-average common shares outstanding	133,461,138	134,065,450	138,433,751

Common stock and common stock equivalents	133,461,138	134,065,450	138,433,751

	Yen			U.S. Dollars
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥99.76	¥96.48	¥166.23	$2.02

Diluted	¥99.76	¥96.48	¥166.23	$2.02

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Amounts Of Assets Acquired And Liabilities Assumed

Millions of Yen
Current assets	¥6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457

Total assets acquired	16,086

Current liabilities	5,352
Long-term liabilities	3,715

Total liabilities assumed	9,067

Net assets acquired	7,019

Summary Of Unaudited Pro Forma Information

	Millions of Yen
	2010	2011
Total net revenues	¥265,973	¥260,566
Net income attributable to KONAMI CORPORATION	9,072	7,087

Investment in Affiliate (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Investment In Affiliate

	Description of business	Acquisition Date	Ownership %
			2010	2011	2012
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summary Of Financial Information Accounted By Equity Method Investment

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Financial Position:
Property and equipment, net	¥16,368	¥11,361	$138,228
Other assets, net	13,077	19,569	238,095

Total assets	¥29,445	¥30,930	$376,323

Debt	¥7,136	¥7,642	$92,979
Other liabilities	13,754	14,335	174,413
Noncontrolling interest	32	83	1,010
Total Resort Solution stockholders’ equity	8,523	8,870	107,921

Total liabilities and equity	¥29,445	¥30,930	$376,323

Summary Of Operations Accounted By Equity Method Investment

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Operations:
Revenues	¥22,807	¥19,961	¥17,992	$218,907
Cost of revenues	10,988	9,403	8,696	105,803
Selling, general and administrative expenses	11,114	10,430	9,177	111,656

Operating income	705	128	119	1,448
Interest expense, net	(116)	(122)	(151)	(1,837)
Other, net	(65)	321	524	6,375

Net income	¥524	¥327	¥492	$5,986

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Finished products	¥9,992	¥7,158	$87,091
Work in process	10,756	10,078	122,618
Raw materials and supplies	4,731	4,885	59,436

Total	¥25,479	¥22,121	$269,145

Investments in Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2012
Investments In Marketable Securities

	Millions of Yen
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥229	¥2	¥(90)	¥140

Total	¥229	¥2	¥(90)	¥140

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2012				March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥511	¥11	¥(93)	¥429	$6,217	$134	$(1,131)	$5,220

Total	¥511	¥11	¥(93)	¥429	$6,217	$134	$(1,131)	$5,220

Schedule Of Gross Unrealized Losses On Available For Sale Securities

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥134	¥90	—	—

Total	¥134	¥90	—	—

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2012				March 31, 2012
	Less than 12 months		12 months or greater		Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥1	¥0	¥129	¥93	$12	$0	$1,570	$1,131

Total	¥1	¥0	¥129	¥93	$12	$0	$1,570	$1,131

Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Property And Equipment

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Property and equipment, at cost:
Land	¥12,901	¥14,532	$176,810
Buildings and structures	67,851	75,301	916,182
Tools, furniture and fixtures	24,867	25,050	304,782
Construction in progress	538	182	2,214

Total	106,157	115,065	1,399,988
Less-Accumulated depreciation and amortization	(46,649)	(52,814)	(642,585)

Net property and equipment	¥59,508	¥62,251	$757,403

Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes In Carrying Amount Of Goodwill By Operating Segments

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2010	¥15,206	¥6,568	¥125	¥21,899
New acquisition	30	—	—	30
Foreign currency translation adjustment	(49)	—	—	(49)

Balance at March 31, 2011	¥15,187	¥6,568	¥125	¥21,880
Foreign currency translation adjustment	(5)	—	—	(5)

Balance at March 31, 2012	¥15,182	¥6,568	¥125	¥21,875

	Thousands of U.S. Dollars
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2011	$184,779	$79,913	$1,521	$266,213
Foreign currency translation adjustment	(61)	—	—	(61)

Balance at March 31, 2012	$184,718	$79,913	$1,521	$266,152

Intangible Assets Acquired In Connection With Acquisitions Of Subsidiaries

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582	$19,248
Customer relationships	418	418	5,086
Patents	1,418	1,418	17,253
Trademarks	355	355	4,319
Less-Accumulated amortization	(811)	(1,091)	(13,274)

Net amortized identifiable intangible assets	2,962	2,682	32,632

Identifiable intangible assets with an indefinite life:
Trademarks	31,653	31,653	385,120
Gaming licenses	310	308	3,747
Memberships	6,640	6,640	80,788

Total unamortized identifiable intangible assets	38,603	38,601	469,655

Total identifiable intangible assets	¥41,565	¥41,283	$502,287

Schedule Of Estimated Amortization Expense For Intangible Assets

Millions of Yen
Year ending March 31,
2013	¥277
2014	277
2015	264
2016	220
2017	219

Restructuring And Impairment Charges (Tables)	12 Months Ended
Mar. 31, 2012
Restructuring And Impairment Charges

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Impairment charges of long-lived assets	¥480	—	—	—
Impairment charge of identifiable intangible assets	451	—	—	—
Expenses related to closure of facilities	1,408	—	—	—

Total	¥2,339	—	—	—

Liability Activity Of Contract Terminations Related To Closure Of Facilities

	Millions of Yen		Thousands of U.S. dollars
	2011	2012	2012
Balance at beginning of year	¥37	—	—
Additional costs incurred	—	—	—
Cash disbursements	¥(37)	—	—

Balance at end of year	—	—	—

Earthquake Related Impairment Charges And Expenses (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Losses And Expenses Related To Assets

	Millions of Yen		Thousands of U.S. dollars
	2011	2012	2012
Impairment charges of long-lived assets	¥2,253	—	—
Impairment charge of identifiable intangible assets	1,900	—	—
Write-offs of damaged property and equipment	186	—	—
Repair expenses and others	116	¥342	$4,161

Total	¥4,455	¥342	$4,161

Other Assets (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, net	¥3,905	¥4,635	$56,394
Investments in non-marketable securities	639	613	7,458
Other	4,895	4,968	60,445

Total other assets	¥9,439	¥10,216	$124,297

Capitalized Computer Software

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Capitalized computer software, at cost	¥22,428	¥23,913	$290,948
Less—Accumulated amortization	(18,523)	(19,278)	(234,554)

Capitalized computer software, net	¥3,905	¥4,635	$56,394

Estimated Amortization Expense Of Computer Software

Millions of Yen
Year ending March 31,
2013	1,735
2014	1,401
2015	890
2016	439
2017	170

Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Short-Term Borrowings

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured short-term borrowings from banks	¥4,000	¥2,300	$27,984

Short-term borrowings	¥4,000	¥2,300	$27,984

Summary Of Long-Term Debt

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured 1.51% per annum bonds due in September 2011	¥5,000	—	—
Unsecured 1.61% per annum bonds due in September 2012	5,000	¥5,000	$60,835
Unsecured 1.73% per annum bonds due in September 2013	5,000	5,000	60,835

Total long-term debt	15,000	10,000	121,670
Less: current portion	(5,000)	(5,000)	(60,835)

Long-term debt, non-current portion	¥10,000	¥5,000	$60,835

Maturities Of Long-Term Debt

Millions of Yen
Year ending March 31,
2013	¥5,000
2014	5,000

Leases (Tables)	12 Months Ended
Mar. 31, 2012
Assets And Related Accumulated Amortization Under Capital Leases

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Building and structures	¥20,118	¥21,476	$261,296
Tools, furniture and fixtures	4,822	4,584	55,773
Accumulated amortization	(12,178)	(14,224)	(173,062)

Net leased property	¥12,762	¥11,836	$144,007

Schedule Of Future Minimum Lease Payments For Capital And Noncancelable Operating Leases

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2013	¥3,622	¥9,620
2014	3,175	9,617
2015	3,071	9,582
2016	2,890	9,563
2017	2,673	9,175
2018 and thereafter	19,962	46,832

Total minimum lease payments	¥35,393	¥94,389

Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)	(8,132)

Present value of net minimum lease payments	27,261
Less: current portion	(2,458)

Non-current portion	¥24,803

Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Asset Retirement Obligations

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Balance at beginning of year	¥3,384	¥3,424	$41,660
Accretion expense	83	85	1,034
Liabilities settled	(271)	(478)	(5,816)
Additional liabilities incurred	111	458	5,572
Changes in estimates, including timing	117	(0)	(0)

Balance at end of year	¥3,424	¥3,489	$42,450

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Before Income Taxes And Equity Earnings

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income before income taxes and equity in income of an affiliated company:
Japan	¥11,507	¥8,756	¥31,066	$377,978
Foreign	5,615	10,326	8,960	109,016

Total	¥17,122	¥19,082	¥40,026	$486,994

Income taxes—Current:
Japan	¥5,446	¥5,413	¥12,538	$152,549
Foreign	1,731	1,906	1,579	19,211

Total	¥7,177	¥7,319	¥14,117	$171,760

Income taxes—Deferred:
Japan	¥(404)	¥(1,557)	¥2,574	$31,317
Foreign	(3,173)	639	250	3,043

Total	¥(3,577)	¥(918)	¥2,824	$34,360

Significant Components Of Total Income Taxes

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥3,600	¥6,401	¥16,941	$206,120
Equity in net income (loss) of an affiliated company	11	(6)	22	268
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(6)	(33)	(0)	(0)
Foreign currency translation adjustment	—	—	43	523
Pension liability adjustment	(40)	(122)	196	2,385

Total income taxes	¥3,565	¥6,240	¥17,202	$209,296

Reconciliations Of Differences Between Statutory Income Tax Rates And Effective Income Tax Rates

	2010	2011	2012
Statutory income tax rate	40.9%	40.9%	40.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.7	1.8	1.0
Non-taxable income	(0.0)	(0.1)	(0.1)
Change in valuation allowance	(22.4)	1.5	(1.7)
Dividend of overseas subsidiaries	0.3	0.7	0.4
Adjustment of estimated income tax accruals	(0.4)	1.4	(0.5)
Unrecognized tax benefits	—	(4.3)	0.0
Tax credit	(1.4)	(5.4)	(1.1)
Effect of tax rate changes	—	—	3.0
Other, net	1.3	(2.9)	0.4

Effective income tax rate	21.0%	33.6%	42.3%

Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued enterprise taxes	¥632	¥1,091	$13,274
Accrued expenses	3,399	3,210	39,056
Accrued pension and severance costs	1,443	813	9,892
Allowance for doubtful accounts	372	224	2,725
Inventories	17,984	15,733	191,422
Net operating loss carryforwards	16,758	14,401	175,216
Property and equipment basis differences	4,418	3,596	43,752
Asset retirement obligations	1,372	1,314	15,987
Deferred revenue	416	767	9,332
Investments in affiliate	1,547	1,354	16,474
Other	3,661	2,294	27,911

Gross deferred tax assets	52,002	44,797	545,041
Less valuation allowance	(12,275)	(10,330)	(125,684)

Total deferred tax assets	39,727	34,467	419,357
Deferred tax liabilities:
Intangible assets	(17,075)	(14,809)	(180,180)
Investments in subsidiaries	(1,040)	(1,123)	(13,663)
Other	(1,312)	(1,479)	(17,995)

Gross deferred tax liabilities	(19,427)	(17,411)	(211,838)

Net deferred tax assets	¥20,300	¥17,056	$207,519

Net Deferred Tax Assets Included In Consolidated Balance Sheets

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current assets:
Deferred income taxes, net	¥23,239	¥20,503	$249,458
Investments and other assets:
Deferred income taxes, net	2,934	976	11,875
Current liabilities:
Other current liabilities, net	(370)	(399)	(4,854)
Long-term liabilities:
Deferred income taxes, net	(5,503)	(4,024)	(48,960)

Net deferred tax assets	¥20,300	¥17,056	$207,519

Summary Of Operating Loss Carryforwards

Millions of Yen
Year ending March 31
2013	¥2,546
2014	5,563
2015	5,701
2018	8,848
2019	13,701
2020	2,468
2021 and thereafter	8,813

Total	¥47,640

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Balance at beginning of year	¥706	¥706	—	—
Additions for tax positions of prior years	—	—	¥1,006	$12,240
Settlements with taxing authorities	—	¥(706)	—	—

Balance at end of year	¥706	—	¥1,006	$12,240

Severance and Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Reconciliation Of Beginning And Ending Balances Of The Benefit Obligations

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,902	¥3,246	$39,494
Service cost	254	132	1,606
Interest cost	33	15	183
Actuarial loss	25	—	—
Benefits paid	(167)	(1,406)	(17,107)
Effects of transitions to defined contribution plans	—	(1,759)	(21,402)
Curtailments and settlements	(801)	¥(228)	$(2,774)

Benefit obligation, end of year	¥3,246	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥2,237	¥1,403	$17,070
Actual return on plan assets	(49)	14	170
Employer contribution	199	100	1,217
Benefits paid	(74)	(487)	(5,925)
Pension assets refunding cost	(3)	—	—
Effects of transitions to defined contribution plans	—	(1,011)	(12,301)
Curtailments and settlements	(907)	¥(19)	$(231)

Fair value of plan assets, end of year	¥1,403	—	—

Funded status, end of year	¥(1,843)	—	—

Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	(34)	—	—
Accrued pension and severance costs	(1,809)	—	—

Net amount recognized	¥(1,843)	—	—

Schedule Of Recognized Accumulated Other Comprehensive Income (Loss)

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Actuarial net loss	¥(335)	¥(52)	$(633)

	¥(335)	¥(52)	$(633)

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	¥3,246	—	—
Accumulated benefit obligation	3,048	—	—
Fair value of plan assets	1,403	—	—

Schedule Of Net Periodic Cost

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Service cost—benefits earned during the year	¥210	¥254	¥132	$1,606
Interest cost on projected benefit obligation	25	33	15	183
Expected return on plan assets	(38)	(26)	(14)	(170)
Recognized actuarial gain or loss	(27)	20	20	243
Settlement gain or loss	—	(103)	292	3,553
Loss from special termination benefit	—	—	769	9,356

Net periodic cost	¥170	¥178	¥1,214	$14,771

Schedule Of Estimated Amortization For Actuarial Loss

	Millions of Yen	Thousands of U.S. Dollars
Actuarial net loss	—	—

Schedule Of Assumptions Used To Determine Projected Benefit Obligations

	2011	2012
Weighted-average assumptions:
Discount rate	0.9%	—
Assumed rate of increase in future compensation levels	1.5%	—

Schedule Of Assumptions Used To Determine Net Periodic Cost

	2010	2011	2012
Weighted-average assumptions:
Discount rate	1.1%	0.9%	0.9%
Assumed rate of increase in future compensation levels	1.9%	1.8%	1.5%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

Schedule Of Fair Values Of Plan Assets

	Millions of Yen
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥541	—	¥541
Debt securities:
Pooled funds	—	392	—	392
Other investments:
Life insurance company general accounts	—	435	—	435
Others	—	35	—	35

Total plan assets	—	¥1,403	—	¥1,403

Schedule Of Pension Fund

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2011	2012	2011	2012	2010	2011	2012	2011	2012
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	985	809	781	No	No	—

Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Treasury Stock Activities

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2010	10,039,336	¥23,187
Acquisition through purchase of odd-lot shares	3,716	6
Sell upon request for purchase of odd-lot shares	(3,222)	(7)
Issuance in stock exchanges	(2,735,853)	(6,319)
Repurchase of shares from shareholders dissenting to the share exchange	55,000	95
Acquisition through purchase off odd-lot shares	52	0

Balance at March 31, 2011	7,359,029	¥16,962
Acquisition through purchase of odd-lot shares	13,139	29
Sell upon request for purchase of odd-lot shares	(987)	(2)
Issuance in stock exchanges	(2,491,373)	(5,743)
Acquisition through purchase off odd-lot shares	40	0

Balance at March 31, 2012	4,879,848	¥11,246

Change in Treasury stock
Thousands of U.S. Dollars
Balance at March 31, 2011	$206,373
Acquisition through purchase of odd-lot shares	353
Sell upon request for purchase of odd-lot shares	(24)
Issuance in stock exchanges	(69,873)
Acquisition through purchase off odd-lot shares	0

Balance at March 31, 2012	$136,829

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss)

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥189	¥(18)	¥(2,158)	$(26,257)
Aggregate adjustment for the year resulting from translation of foreign currency financial statements	(207)	(2,140)	(455)	(5,535)

Balance, end of year	¥(18)	¥(2,158)	¥(2,613)	$(31,792)

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥9	¥1	¥(54)	$(654)
Net change	(8)	(55)	(0)	(3)

Balance, end of year	¥1	¥(54)	¥(54)	$(657)

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥(100)	¥(158)	¥(335)	$(4,078)
Net change	(58)	(177)	283	3,445

Balance, end of year	¥(158)	¥(335)	¥(52)	$(633)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥98	¥(175)	¥(2,547)	$(30,989)
Adjustments for the year	(273)	(2,372)	(172)	(2,093)

Balance, end of year	¥(175)	¥(2,547)	¥(2,719)	$(33,082)

Tax Effects On Each Component Of Other Comprehensive Income (Loss) And Adjustments

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2010
Foreign currency translation adjustments	¥(207)	—	¥(207)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(199)	¥81	(118)
Less: reclassification adjustment for gains included in net income	185	(75)	110

Net unrealized losses	(14)	6	(8)

Pension liability adjustment:
Net loss arising during the year	(71)	29	(42)
Less: settlement or amortization of net gain	(27)	11	(16)

Pension liability adjustments, net	(98)	40	(58)
Other comprehensive loss	¥(319)	¥46	¥(273)

2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: settlement or amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)
Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

2012
Foreign currency translation adjustments	¥(412)	¥(43)	¥(455)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(0)	0	(0)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(0)	0	(0)

Pension liability adjustment:
Net loss arising during the year	186	(76)	110
Less: settlement or amortization of net gain	293	(120)	173

Pension liability adjustments, net	479	(196)	283

Other comprehensive loss	67	¥(239)	¥(172)

	Thousands of U.S. Dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012
Foreign currency translation adjustments	$(5,012)	$(523)	$(5,535)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(3)	0	(3)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(3)	0	(3)

Pension liability adjustment:
Net loss arising during the year	2,264	(925)	1,339
Less: settlement or amortization of net gain	3,566	(1,460)	2,106

Pension liability adjustments, net	5,830	(2,385)	3,445

Other comprehensive loss	$815	$(2,908)	$(2,093)

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
The Location And Fair Value Amounts Of Derivative Instruments

	Millions of Yen
	Asset derivatives				Liability derivatives
	2011		2012		2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥5	Other current liabilities	¥0

Total derivatives		—		—		¥5		¥0

	Thousands of U.S. Dollars
	Asset derivatives		Liability derivatives
	2012		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	Other current liabilities	$0

Total derivatives				$0

Gain Or Loss Recognized In Earnings On Derivatives

	Location of gain or loss recognized in Income on Derivative	For the year ended March 31, 2011	For the year ended March 31, 2012
		Millions of Yen	Millions of Yen	Thousands of U.S. Dollars
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥155	¥87	$1,059

Total		¥155	¥87	$1,059

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Fair Value Of Derivative Financial Instruments

	Millions of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥140	¥140	¥429	¥429	$5,220	$5,220
Long-term debt, including current installments	(15,000)	(14,898)	(10,000)	(10,035)	(121,670)	(122,095)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—	—	—
Liabilities	5	5	0	0	0	0

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Millions of Yen
Year ended March 31, 2011	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥140	—	—	¥140

Total assets	¥140	—	—	¥140

Liabilities:
Derivatives	—	¥5	—	¥5

Total liabilities	—	¥5	—	¥5

	Millions of Yen
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥429	—	—	¥429

Total assets	¥429	—	—	¥429

Liabilities:
Derivatives	—	¥0	—	¥0

Total liabilities	—	¥0	—	¥0

	Thousands of U.S. Dollars
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$5,220	—	—	$5,220

Total assets	$5,220	—	—	$5,220

Liabilities:
Derivatives	—	$0	—	$0

Total liabilities	—	$0	—	$0

Summary Of Assets And Liabilities Measured At Fair Value On A Non-Recurring Basis

	Millions of Yen
Year ended March 31, 2011	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipment, net	¥1,103	—	—	¥1,103	¥(2,253)
Identifiable intangible assets	31,583	—	—	31,583	(1,900)

Total non-financial assets	¥32,686	—	—	¥32,686	¥(4,153)

Supplemental Disclosures To Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Disclosures To Consolidated Statements Of Cash Flows

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,545	¥1,515	¥1,398	$17,009
Income taxes	9,641	6,654	9,325	113,457
Acquisitions of new subsidiaries:
Fair value of assets acquired	—	15,733	—	—
Liabilities assumed	—	(9,178)	—	—
Goodwill	—	30	—	—
Gain on bargain purchase	—	(2,543)	—	—
Treasury stock	—	(4,721)	—	—
Cash paid, net of cash acquired	—	(679)	—	—
Property acquired under capital leases during the year	4,371	2,851	2,370	28,836
Recognition of tangible fixed assets due to asset retirement obligations	505	228	458	5,572

Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Revenue And Operating Income (loss)

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥142,239	¥85,480	¥19,996	¥14,429	—	¥262,144
Intersegment	411	285	—	—	¥(696)	—

Total	142,650	85,765	19,996	14,429	(696)	262,144
Operating expenses	121,167	87,687	15,323	11,577	7,726	243,480

Operating income (loss)	¥21,483	¥(1,922)	¥4,673	¥2,852	¥(8,422)	¥18,664

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	$1,699,841	$1,002,908	$306,753	$223,957	—	$3,233,459
Intersegment	8,395	1,533	—	280	$(10,208)	—

Total	1,708,236	1,004,441	306,753	224,237	(10,208)	3,233,459
Operating expenses	1,306,472	970,021	225,770	173,391	59,569	2,735,223

Operating income	$401,764	$34,420	$80,983	$50,846	$(69,777)	$498,236

Schedule Of Segment Assets, Depreciation And Amortization And Capital Expenditures

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥133,973	¥107,523	¥14,049	¥5,963	¥36,690	¥298,198
Depreciation and amortization	2,907	4,894	732	138	4,228	12,899
Capital expenditures	1,523	4,803	976	100	560	7,962

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690
	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	$1,975,751	$1,194,184	$225,429	$247,317	$348,145	$3,990,826
Depreciation and amortization	23,811	52,695	16,413	3,638	22,655	119,212
Capital expenditures	14,065	22,509	39,202	6,472	47,816	130,064

Schedule Of Geographic Information

	(Millions of Yen)
Year ended March 31, 2010	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥198,500	¥33,743	¥23,682	¥6,219	¥262,144	—	¥262,144
Intersegment	14,272	3,805	89	669	18,835	¥(18,835)	—

Total	212,772	37,548	23,771	6,888	280,979	(18,835)	262,144
Operating expenses	199,427	33,845	22,598	6,560	262,430	(18,950)	243,480

Operating income	¥13,345	¥3,703	¥1,173	¥328	¥18,549	¥115	¥18,664

Property and equipment, net	¥60,345	¥1,739	¥93	¥257	¥62,434	—	¥62,434

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intersegment	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508
	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intersegment	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Thousands of U.S. Dollars)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	$2,538,520	$437,462	$177,163	$80,314	$3,233,459	—	$3,233,459
Intersegment	152,780	45,091	6,229	2,847	206,947	$(206,947)	—

Total	2,691,300	482,553	183,392	83,161	3,440,406	(206,947)	3,233,459
Operating expenses	2,302,664	392,712	172,150	75,849	2,943,375	(208,152)	2,735,223

Operating income	$388,636	$89,841	$11,242	$7,312	$497,031	$1,205	$498,236

Property and equipment, net	$703,431	$50,992	$681	$2,299	$757,403	—	$757,403

Business And Organization, Basis Of Presentation And Summary Of Significant Policies (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Royalties And License Fees [Member]	Mar. 31, 2012 Building And Structures [Member] Year	Mar. 31, 2012 Tools, Furniture And Fixtures [Member] Year	Mar. 31, 2012 Equipment Year	Mar. 31, 2012 Software For Internal Use [Member] Year	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]
Property, Plant and Equipment [Line Items]
Value of $1 USD in yen		¥ 82.19
Cash and cash equivalents maturity period (in months)	3 months	3 months
Voting interest for investment in affiliate	20.40%	20.40%	20.40%	20.40%						20.00%	50.00%
Estimated useful life of property and equipment, minimum (in years)						10	2	3	2
Estimated useful life of property and equipment, maximum (in years)						50	20	25	5
Percentage of benefits from tax positions realized upon settlements	50.00%	50.00%
Membership fee revenue, deferral period (in months)	1 month	1 month
Package software, service period (in months)			6 months
Right to receive disposal services of machinery, exercisable period (in years)										5 years	7 years
Research and development expenses	29,736,000	2,444,000,000	2,163,000,000	2,964,000,000
Intangible assets useful life, minimum (in months)					4 months
Intangible assets useful life, maximum (in months)					12 months
Prepaid royalties	3,735,000	307,000,000	887,000,000
Shipping and handling expenses	31,561,000	2,594,000,000	2,692,000,000	2,185,000,000
Advertising expenses	$ 109,709,000	¥ 9,017,000,000	¥ 8,947,000,000	¥ 9,880,000,000

Business And Organization, Basis Of Presentation And Summary Of Significant Policies (Components Of Basic And Diluted Net Income Attributable To Parent) (Detail)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net income available for KONAMI CORPORATION stockholders	$ 279,985	¥ 23,012,000	¥ 12,934,000	¥ 13,314,000
Weighted-average common shares outstanding	138,433,751	138,433,751	134,065,450	133,461,138
Common stock and common stock equivalents	138,433,751	138,433,751	134,065,450	133,461,138
Net income attributable to KONAMI CORPORATION stockholders per common share, Basic	$ 2.02	¥ 166.23	¥ 96.48	¥ 99.76
Net income attributable to KONAMI CORPORATION stockholders per common share, Diluted	$ 2.02	¥ 166.23	¥ 96.48	¥ 99.76

Business Combinations (Narrative) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition [Line Items]
Number of shares exchanged for one common share	0.052
Number of shares issued to acquiree	2,593,000
Fair value shares acquired	¥ 4,476
Acquisition related costs	27
Gross amount due under contract	1,617
Amount due under contract expected to be uncollectible	489
Acquired identifiable intangible assets amount	8,413
Bargain purchase gain recognized		2,543
Revenues of acquiree		79
Loss before income taxes of acquiree		630
Memberships In Trade Association [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets amount	6,640
Patents [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets amount	1,418
Weighted-average useful life of acquired identifiable intangible assets (in years)	17
Trademarks [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets amount	¥ 355
Weighted-average useful life of acquired identifiable intangible assets (in years)	20

Business Combinations (Summary Of Amounts Of Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Current assets	¥ 6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457
Total assets acquired	16,086
Current liabilities	5,352
Long-term liabilities	3,715
Total liabilities assumed	9,067
Net assets acquired	¥ 7,019

Business Combinations (Summary Of Unaudited Pro Forma Information) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Total net revenues	¥ 260,566	¥ 265,973
Net income attributable to KONAMI CORPORATION	¥ 7,087	¥ 9,072

Investment In Affiliate (Narrative) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investment in affiliate	$ 26,573	¥ 2,184,000	¥ 2,131,000
Quoted market value of investment	$ 22,472	¥ 1,847,000	¥ 1,507,000

Investment In Affiliate (Summary Of Investments In Affiliate) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Acquisition Date	March 2006
Ownership %	20.40%	20.40%	20.40%

Investment In Affiliate (Summary Of Financial Information Accounted By Equity Method Investment) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Property and equipment, net	$ 138,228	¥ 11,361,000	¥ 16,368,000
Other assets, net	238,095	19,569,000	13,077,000
Total assets	376,323	30,930,000	29,445,000
Debt	92,979	7,642,000	7,136,000
Other liabilities	174,413	14,335,000	13,754,000
Noncontrolling interest	1,010	83,000	32,000
Total Resort Solution stockholders' equity	107,921	8,870,000	8,523,000
Total liabilities and equity	$ 376,323	¥ 30,930,000	¥ 29,445,000

Investment In Affiliate (Summary Of Operations Accounted By Equity Method Investment) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Revenues	$ 218,907	¥ 17,992,000	¥ 19,961,000	¥ 22,807,000
Cost of revenues	105,803	8,696,000	9,403,000	10,988,000
Selling, general and administrative expenses	111,656	9,177,000	10,430,000	11,114,000
Operating income	1,448	119,000	128,000	705,000
Interest expense, net	(1,837)	(151,000)	(122,000)	(116,000)
Other, net	6,375	524,000	321,000	(65,000)
Net income	$ 5,986	¥ 492,000	¥ 327,000	¥ 524,000

Inventories (Schedule Of Inventories) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Finished products	$ 87,091	¥ 7,158,000	¥ 9,992,000
Work in process	122,618	10,078,000	10,756,000
Raw materials and supplies	59,436	4,885,000	4,731,000
Total	$ 269,145	¥ 22,121,000	¥ 25,479,000

Investments in Marketable Securities ( Investments In Marketable Securities) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Marketable Equity Securities [Member] USD ($)	Mar. 31, 2012 Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Marketable Equity Securities [Member] JPY (¥)
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	$ 6,217	¥ 511,000	¥ 229,000	$ 6,217	¥ 511,000	¥ 229,000
Available-for-sale securities, Gross unrealized gains	134	11,000	2,000	134	11,000	2,000
Available-for-sale securities, Gross unrealized (losses)	(1,131)	(93,000)	(90,000)	(1,131)	(93,000)	(90,000)
Available-for-sale securities, Fair value	$ 5,220	¥ 429,000	¥ 140,000	$ 5,220	¥ 429,000	¥ 140,000

Investments in Marketable Securities (Schedule Of Gross Unrealized Losses On Available For Sale Securities) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Marketable Equity Securities [Member] USD ($)	Mar. 31, 2012 Marketable Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Marketable Equity Securities [Member] JPY (¥)
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, fair value	$ 12	¥ 1,000	¥ 134,000	$ 12	¥ 1,000	¥ 134,000
Gross unrealized loss position for less than 12 months on available-for-sale securities	0	0	90,000	0	0	90,000
Gross unrealized loss position for greater than 12 months on available-for-sale securities, fair value	1,570	129,000		1,570	129,000
Gross unrealized loss position for greater than 12 months on available-for-sale securities	$ 1,131	¥ 93,000		$ 1,131	¥ 93,000

Property And Equipment (Property And Equipment) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Property and equipment, at cost:
Land	$ 176,810	¥ 14,532,000	¥ 12,901,000
Buildings and structures	916,182	75,301,000	67,851,000
Tools, furniture and fixtures	304,782	25,050,000	24,867,000
Construction in progress	2,214	182,000	538,000
Total	1,399,988	115,065,000	106,157,000
Less-Accumulated depreciation and amortization	(642,585)	(52,814,000)	(46,649,000)
Net property and equipment	$ 757,403	¥ 62,251,000	¥ 59,508,000	¥ 62,434,000

Property and Equipment (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Great East Japan Earthquake [Member] JPY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 91,033,000	¥ 7,482,000,000	¥ 8,432,000,000	¥ 8,284,000,000
Pre-tax impairment charge				¥ 480,000,000	¥ 2,253,000,000

Goodwill And Identifiable Intangible Assets (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Goodwill [Line Items]
Non-cash impairment charge		¥ 1,900,000,000		¥ 451,000,000
Intangible assets useful life, minimum (in years)	7	7
Intangible assets useful life, maximum (in years)	20	20
Aggregate amortization expense for identifiable intangible assets	$ 3,407,000	¥ 280,000,000	¥ 197,000,000	¥ 251,000,000

Goodwill And Identifiable Intangible Assets (Changes In Carrying Amount Of Goodwill By Operating Segments) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Digital Entertainment [Member] USD ($)	Mar. 31, 2012 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2011 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2012 Health & Fitness [Member] USD ($)	Mar. 31, 2012 Health & Fitness [Member] JPY (¥)	Mar. 31, 2011 Health & Fitness [Member] USD ($)	Mar. 31, 2011 Health & Fitness [Member] JPY (¥)	Mar. 31, 2010 Health & Fitness [Member] JPY (¥)	Mar. 31, 2012 Gaming & Systems [Member] USD ($)	Mar. 31, 2012 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2011 Gaming & Systems [Member] USD ($)	Mar. 31, 2011 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2010 Gaming & Systems [Member] JPY (¥)
Goodwill [Line Items]
Balance	$ 266,213,000	¥ 21,880,000,000	¥ 21,899,000,000	$ 184,779,000	¥ 15,187,000,000	¥ 15,206,000,000	$ 79,913,000	¥ 6,568,000,000	$ 79,913,000	¥ 6,568,000,000	¥ 6,568,000,000	$ 1,521,000	¥ 125,000,000	$ 1,521,000	¥ 125,000,000	¥ 125,000,000
New acquisition			30,000,000			30,000,000
Foreign currency translation adjustment	(61,000)	(5,000,000)	(49,000,000)	(61,000)	(5,000,000)	(49,000,000)
Balance	$ 266,152,000	¥ 21,875,000,000	¥ 21,880,000,000	$ 184,718,000	¥ 15,182,000,000	¥ 15,187,000,000	$ 79,913,000	¥ 6,568,000,000	$ 79,913,000	¥ 6,568,000,000	¥ 6,568,000,000	$ 1,521,000	¥ 125,000,000	$ 1,521,000	¥ 125,000,000	¥ 125,000,000

Goodwill And Identifiable Intangible Assets (Intangible Assets Acquired In Connection With Acquisitions Of Subsidiaries) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Franchise And Other Contracts [Member] USD ($)	Mar. 31, 2012 Franchise And Other Contracts [Member] JPY (¥)	Mar. 31, 2011 Franchise And Other Contracts [Member] JPY (¥)	Mar. 31, 2012 Customer Relationships [Member] USD ($)	Mar. 31, 2012 Customer Relationships [Member] JPY (¥)	Mar. 31, 2011 Customer Relationships [Member] JPY (¥)	Mar. 31, 2012 Patents [Member] USD ($)	Mar. 31, 2012 Patents [Member] JPY (¥)	Mar. 31, 2011 Patents [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] USD ($)	Mar. 31, 2012 Trademarks [Member] JPY (¥)	Mar. 31, 2011 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Gaming Licenses [Member] USD ($)	Mar. 31, 2012 Gaming Licenses [Member] JPY (¥)	Mar. 31, 2011 Gaming Licenses [Member] JPY (¥)	Mar. 31, 2012 Memberships [Member] USD ($)	Mar. 31, 2012 Memberships [Member] JPY (¥)	Mar. 31, 2011 Memberships [Member] JPY (¥)
Acquired Indefinite-lived Intangible Assets [Line Items]
Identifiable intangible assets subject to amortization				$ 19,248	¥ 1,582,000	¥ 1,582,000	$ 5,086	¥ 418,000	¥ 418,000	$ 17,253	¥ 1,418,000	¥ 1,418,000	$ 4,319	¥ 355,000	¥ 355,000
Less-Accumulated amortization	(13,274)	(1,091,000)	(811,000)
Net amortized identifiable intangible assets	32,632	2,682,000	2,962,000
Total unamortized identifiable intangible assets	469,655	38,601,000	38,603,000										385,120	31,653,000	31,653,000	3,747	308,000	310,000	80,788	6,640,000	6,640,000
Total identifiable intangible assets	$ 502,287	¥ 41,283,000	¥ 41,565,000

Goodwill And Identifiable Intangible Assets (Schedule Of Estimated Amortization Expense For Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Impaired Intangible Assets [Line Items]
2013	¥ 277
2014	277
2015	264
2016	220
2017	¥ 219

Restructuring And Impairment Charges (Restructuring And Impairment Charges) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Restructuring Cost and Reserve [Line Items]
Impairment charges of long-lived assets		¥ 480
Impairment charge of identifiable intangible assets	1,900	451
Total		2,339
Restructuring Process [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges of long-lived assets		480
Impairment charge of identifiable intangible assets		451
Expenses related to closure of facilities		1,408
Total		¥ 2,339

Restructuring And Impairment Charges (Liability Activity Of Contract Terminations Related To Closure Of Facilities) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year			¥ 37
Additional costs incurred
Cash disbursements			¥ (37)

Earthquake Related Impairment Charges And Expenses (Schedule Of Losses And Expenses Related To Assets) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Great East Japan Earthquake [Member] USD ($)	Mar. 31, 2012 Great East Japan Earthquake [Member] JPY (¥)	Mar. 31, 2011 Great East Japan Earthquake [Member] JPY (¥)
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Impairment charges of long-lived assets				¥ 480,000,000			¥ 2,253,000,000
Impairment charge of identifiable intangible assets		1,900,000,000		451,000,000			1,900,000,000
Write-offs of damaged property and equipment							186,000,000
Repair expenses and others					4,161,000	342,000,000	116,000,000
Total	$ 4,161,000	¥ 342,000,000	¥ 4,455,000,000		$ 4,161,000	¥ 342,000,000	¥ 4,455,000,000

Other Assets (Other Assets) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule Of Other Assets [Line Items]
Capitalized computer software, net	$ 56,394	¥ 4,635,000	¥ 3,905,000
Investments in non-marketable securities	7,458	613,000	639,000
Other	60,445	4,968,000	4,895,000
Total other assets	$ 124,297	¥ 10,216,000	¥ 9,439,000

Other Assets (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule Of Other Assets [Line Items]
Acquired computer software for internal use	$ 42,706	¥ 3,510,000	¥ 1,347,000
Amortization expense of computer software	24,249	1,993,000	3,637,000	4,075,000
Amortization expense of other intangible assets	$ 523	¥ 43,000	¥ 122,000	¥ 288,000

Other Assets (Capitalized Computer Software) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule Of Other Assets [Line Items]
Capitalized computer software, at cost	$ 290,948	¥ 23,913,000	¥ 22,428,000
Less-Accumulated amortization	(234,554)	(19,278,000)	(18,523,000)
Capitalized computer software, net	$ 56,394	¥ 4,635,000	¥ 3,905,000

Other Assets (Estimated Amortization Expense Of Computer Software) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Schedule Of Other Assets [Line Items]
2013	¥ 277
2014	277
2015	264
2016	220
2017	219
Computer Software [Member]
Schedule Of Other Assets [Line Items]
2013	1,735
2014	1,401
2015	890
2016	439
2017	¥ 170

Short-Term Borrowings And Long-Term Debt (Summary Of Short-Term Borrowings) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Disclosure [Line Items]
Unsecured short-term borrowings from banks	$ 27,984	¥ 2,300,000	¥ 4,000,000
Short-term borrowings	$ 27,984	¥ 2,300,000	¥ 4,000,000

Short-Term Borrowings And Long-Term Debt (Narrative) (Detail)	12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 05, 2007 JPY (¥)	Mar. 31, 2010 Unsecured Bonds [Member]	Nov. 07, 2006 Previous Credit Facility [Member] USD ($)	Nov. 07, 2006 Previous Credit Facility [Member] JPY (¥)
Debt Disclosure [Line Items]
Weighted-average interest rate on short-term borrowings	0.61%	0.61%	0.61%
Interest rate on borrowings, minimum	0.53%	0.53%	0.53%		0.87%
Interest rate on borrowings, maximum	0.65%	0.65%	0.68%		1.03%
Aggregate amount of unsecured bonds issued				¥ 15,000,000,000
Lines of credit available for immediate borrowings	304,173,000	25,000,000,000				243,339,000	20,000,000,000
Line of credit, expiration period (in years)						5 years	5 years
Commitment fee paid for credit line agreements	$ 195,000	¥ 16,000,000	¥ 15,000,000

Short-Term Borrowings And Long-Term Debt (Summary Of Long-Term Debt) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unsecured Bonds Due In 2011 [Member]	Mar. 31, 2011 Unsecured Bonds Due In 2011 [Member] JPY (¥)	Mar. 31, 2012 Unsecured Bonds Due In 2012 [Member] USD ($)	Mar. 31, 2012 Unsecured Bonds Due In 2012 [Member] JPY (¥)	Mar. 31, 2011 Unsecured Bonds Due In 2012 [Member] JPY (¥)	Mar. 31, 2012 Unsecured Bonds Due In 2013 [Member] USD ($)	Mar. 31, 2012 Unsecured Bonds Due In 2013 [Member] JPY (¥)	Mar. 31, 2011 Unsecured Bonds Due In 2013 [Member] JPY (¥)
Debt Disclosure [Line Items]
Unsecured bonds					¥ 5,000,000	$ 60,835	¥ 5,000,000	¥ 5,000,000	$ 60,835	¥ 5,000,000	¥ 5,000,000
Unsecured bonds, interest rates				1.51%		1.61%	1.61%		1.73%	1.73%
Total long-term debt	121,670	10,000,000	15,000,000
Less: current portion	(60,835)	(5,000,000)	(5,000,000)
Long-term debt, non-current portion	$ 60,835	¥ 5,000,000	¥ 10,000,000

Short-Term Borrowings And Long-Term Debt (Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Disclosure [Line Items]
2013	¥ 5,000
2014	¥ 5,000

Leases (Amounts Of Assets And Related Accumulated Amortization) (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member] Year	Mar. 31, 2012 Building And Structures [Member] USD ($)	Mar. 31, 2012 Building And Structures [Member] JPY (¥)	Mar. 31, 2011 Building And Structures [Member] JPY (¥)	Mar. 31, 2012 Tools, Furniture And Fixtures [Member] USD ($)	Mar. 31, 2012 Tools, Furniture And Fixtures [Member] JPY (¥)	Mar. 31, 2011 Tools, Furniture And Fixtures [Member] JPY (¥)
Capital Leased Assets [Line Items]
Capital leases and noncancelable operating leases expiration period (in years)					25
Asset sold and leased back	$ 18,822	¥ 1,547,000	¥ 1,975,000			$ 9,235	¥ 759,000		$ 9,588	¥ 788,000	¥ 1,975,000
Capital lease contractual terms range (in years)				3 years	10 years
Sale-leaseback contractual terms (in years)	10	10
Gross leased property						261,296	21,476,000	20,118,000	55,773	4,584,000	4,822,000
Accumulated amortization	(173,062)	(14,224,000)	(12,178,000)
Net leased property	$ 144,007	¥ 11,836,000	¥ 12,762,000

Leases (Schedule Of Future Minimum Lease Payments For Capital And Noncancelable Operating Leases) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]
Operating Leased Assets [Line Items]
Operating Leases, 2013		¥ 9,620,000,000
Operating Leases, 2014		9,617,000,000
Operating Leases, 2015		9,582,000,000
Operating Leases, 2016		9,563,000,000
Operating Leases, 2017		9,175,000,000
Operating Leases, 2018 and thereafter		46,832,000,000
Operating Leases, Total minimum lease payments		94,389,000,000
Capital Leases and Financing Obligations, 2013		3,622,000,000
Capital Leases and Financing Obligations, 2014		3,175,000,000
Capital Leases and Financing Obligations, 2015		3,071,000,000
Capital Leases and Financing Obligations, 2016		2,890,000,000
Capital Leases and Financing Obligations, 2017		2,673,000,000
Capital Leases and Financing Obligations, 2018 and thereafter		19,962,000,000
Capital Leases and Financing Obligations, Total minimum lease payments		35,393,000,000
Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)		(8,132,000,000)
Capital leases and noncancelable operating leases, interest rate range					1.25%	9.36%
Present value of net minimum lease payments		27,261,000,000
Less: current portion	(29,906,000)	(2,458,000,000)	(1,783,000,000)
Non-current portion	301,776,000	24,803,000,000	25,516,000,000
Rental expenses for operating leases	$ 222,107,000	¥ 18,255,000,000	¥ 18,438,000,000	¥ 18,763,000,000

Asset Retirement Obligations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Asset Retirement Obligations [Line Items]
Balance at beginning of year	$ 41,660	¥ 3,424,000	¥ 3,384,000
Accretion expense	1,034	85,000	83,000
Liabilities settled	(5,816)	(478,000)	(271,000)
Additional liabilities incurred	5,572	458,000	111,000
Changes in estimates, including timing	0	0	117,000
Balance at end of year	$ 42,450	¥ 3,489,000	¥ 3,424,000

Income Taxes (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 April 1, 2012 To March 31, 2015 [Member]	Mar. 31, 2012 April 1, 2015 And Thereafter [Member]
Income Taxes [Line Items]
Corporate tax rate	30.00%	30.00%
Corporate inhabitant tax plus enterprise tax	10.90%	10.90%
Statutory income tax rate	40.90%	40.90%	40.90%	40.90%
Aggregate statutory income tax rate					38.00%	35.60%
Net change in the total valuation allowance	$ (23,665)	¥ (1,945,000)	¥ 10,996,000	¥ (4,448,000)
Operating loss carryforwards	$ 579,633	¥ 47,640,000

Income Taxes (Income Before Income Taxes And Equity Earnings) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Expenses [Line Items]
Income before income taxes and equity in income of an affiliated company, Japan	$ 377,978	¥ 31,066,000	¥ 8,756,000	¥ 11,507,000
Income before income taxes and equity in income of an affiliated company, Foreign	109,016	8,960,000	10,326,000	5,615,000
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	486,994	40,026,000	19,082,000	17,122,000
Income taxes-Current, Japan	152,549	12,538,000	5,413,000	5,446,000
Income taxes-Current, Foreign	19,211	1,579,000	1,906,000	1,731,000
Income taxes-Current, Total	171,760	14,117,000	7,319,000	7,177,000
Income taxes-Deferred, Japan	31,317	2,574,000	(1,557,000)	(404,000)
Income taxes-Deferred, Foreign	3,043	250,000	639,000	(3,173,000)
Income taxes-Deferred, Total	$ 34,360	¥ 2,824,000	¥ (918,000)	¥ (3,577,000)

Income Taxes (Significant Components Of Total Income Taxes) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax [Line Items]
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	$ 206,120	¥ 16,941,000	¥ 6,401,000	¥ 3,600,000
Equity in net income (loss) of an affiliated company	268	22,000	(6,000)	11,000
Net unrealized gains (losses) on available-for-sale securities	0	0	(33,000)	(6,000)
Foreign currency translation adjustment	523	43,000
Pension liability adjustment	2,385	196,000	(122,000)	(40,000)
Total income taxes	$ 209,296	¥ 17,202,000	¥ 6,240,000	¥ 3,565,000

Income Taxes (Reconciliations Of Differences Between Statutory Income Tax Rates And Effective Income Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax [Line Items]
Statutory income tax rate	40.90%	40.90%	40.90%
Non-deductible expenses	1.00%	1.80%	2.70%
Non-taxable income	(0.10%)	(0.10%)	0.00%
Change in valuation allowance	(1.70%)	1.50%	(22.40%)
Dividend of overseas subsidiaries	0.40%	0.70%	0.30%
Adjustment of estimated income tax accruals	(0.50%)	1.40%	(0.40%)
Unrecognized tax benefits	0.00%	(4.30%)
Tax credit	(1.10%)	(5.40%)	(1.40%)
Effect of tax rate changes	3.00%
Other, net	0.40%	(2.90%)	1.30%
Effective income tax rate	42.30%	33.60%	21.00%

Income Taxes (Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income Tax [Line Items]
Accrued enterprise taxes	$ 13,274	¥ 1,091,000	¥ 632,000
Accrued expenses	39,056	3,210,000	3,399,000
Accrued pension and severance costs	9,892	813,000	1,443,000
Allowance for doubtful accounts	2,725	224,000	372,000
Inventories	191,422	15,733,000	17,984,000
Net operating loss carryforwards	175,216	14,401,000	16,758,000
Property and equipment basis differences	43,752	3,596,000	4,418,000
Asset retirement obligations	15,987	1,314,000	1,372,000
Deferred revenue	9,332	767,000	416,000
Investments in affiliate	16,474	1,354,000	1,547,000
Other	27,911	2,294,000	3,661,000
Gross deferred tax assets	545,041	44,797,000	52,002,000
Less valuation allowance	(125,684)	(10,330,000)	(12,275,000)
Total deferred tax assets	419,357	34,467,000	39,727,000
Intangible assets	(180,180)	(14,809,000)	(17,075,000)
Investments in subsidiaries	(13,663)	(1,123,000)	(1,040,000)
Other	(17,995)	(1,479,000)	(1,312,000)
Gross deferred tax liabilities	(211,838)	(17,411,000)	(19,427,000)
Net deferred tax assets	$ 207,519	¥ 17,056,000	¥ 20,300,000

Income Taxes (Net Deferred Tax Assets Included In Consolidated Balance Sheets) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income Tax [Line Items]
Current assets: Deferred income taxes, net	$ 249,458	¥ 20,503,000	¥ 23,239,000
Investments and other assets: Deferred income taxes, net	11,875	976,000	2,934,000
Current liabilities: Other current liabilities, net	(4,854)	(399,000)	(370,000)
Long-term liabilities: Deferred income taxes, net	(48,960)	(4,024,000)	(5,503,000)
Net deferred tax assets	$ 207,519	¥ 17,056,000	¥ 20,300,000

Income Taxes (Summary Of Operating Loss Carryforwards) (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Income Tax [Line Items]
2013		¥ 2,546,000,000
2014		5,563,000,000
2015		5,701,000,000
2018		8,848,000,000
2019		13,701,000,000
2020		2,468,000,000
2021 and thereafter		8,813,000,000
Total	$ 579,633,000	¥ 47,640,000,000

Income Taxes (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income Taxes [Line Items]
Balance at beginning of year			¥ 706,000,000	¥ 706,000,000
Additions for tax positions of prior years	12,240,000	1,006,000,000
Settlements with taxing authorities			(706,000,000)
Balance at end of year	$ 12,240,000	¥ 1,006,000,000		¥ 706,000,000

Severance And Retirement Plans (Schedule Of Reconciliation Of Beginning And Ending Balances Of The Benefit Obligations) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation , beginning of year	$ 39,494,000	¥ 3,246,000,000	¥ 3,902,000,000
Change in benefit obligation: Service cost	1,606,000	132,000,000	254,000,000	210,000,000
Change in benefit obligation: Interest cost	183,000	15,000,000	33,000,000	25,000,000
Change in benefit obligation: Actuarial loss			25,000,000
Change in benefit obligation: Benefits paid	(17,107,000)	(1,406,000,000)	(167,000,000)
Change in benefit obligation: Effects of transitions to defined contribution plans	(21,402,000)	(1,759,000,000)
Change in benefit obligation: Curtailments and settlement	(2,774,000)	(228,000,000)	(801,000,000)
Benefit obligation, end of year			3,246,000,000	3,902,000,000
Fair value of plan assets, beginning of year	17,070,000	1,403,000,000	2,237,000,000
Change in plan assets: Actual return on plan assets	170,000	14,000,000	(49,000,000)
Change in plan assets: Employer contribution	1,217,000	100,000,000	199,000,000
Change in plan assets: Benefits paid	(5,925,000)	(487,000,000)	(74,000,000)
Change in plan assets: Pension assets refunding cost			(3,000,000)
Change in plan assets: Effects of transitions to defined contribution plans	(12,301,000)	(1,011,000,000)
Change in plan assets: Curtailments and settlements	(231,000)	(19,000,000)	(907,000,000)
Fair value of plan assets, end of year			1,403,000,000	2,237,000,000
Funded status, end of year			(1,843,000,000)
Other current liabilities			(34,000,000)
Accrued pension and severance costs			(1,809,000,000)
Net amount recognized			¥ (1,843,000,000)

Severance And Retirement Plans (Schedule Of Recognized Accumulated Other Comprehensive Income (Loss)) (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss	$ (633,000)	¥ (52,000,000)	¥ (335,000,000)
Accumulated other comprehensive income (loss)	(633,000)	(52,000,000)	(335,000,000)
Projected benefit obligation			3,246,000,000
Accumulated benefit obligation			3,048,000,000
Fair value of plan assets			¥ 1,403,000,000

Severance And Retirement Plans (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Subsidiaries [Member] USD ($)	Mar. 31, 2012 Subsidiaries [Member] JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Kanto IT Software Pension Fund [Member] USD ($)	Mar. 31, 2012 Kanto IT Software Pension Fund [Member] JPY (¥)	Mar. 31, 2011 Kanto IT Software Pension Fund [Member] JPY (¥)	Mar. 31, 2010 Kanto IT Software Pension Fund [Member] JPY (¥)	Mar. 31, 2011 Japanese Equity Securities [Member]	Mar. 31, 2011 Foreign Equity Securities [Member]	Mar. 31, 2011 Japanese Government Bonds [Member]	Mar. 31, 2011 Foreign Government Debt Securities [Member]	Mar. 31, 2011 Japanese Public Debt Instruments And Corporate Bonds [Member]	Mar. 31, 2011 Foreign Public Debt Instruments And Corporate Bonds [Member]	Mar. 31, 2012 Other Current Liabilities [Member] USD ($)	Mar. 31, 2012 Other Current Liabilities [Member] JPY (¥)	Mar. 31, 2012 Accrued Pension And Severance Costs [Member] USD ($)	Mar. 31, 2012 Accrued Pension And Severance Costs [Member] JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated pension benefit obligations			¥ 3,048,000,000
Asset allocation to equity securities			40.00%								56.00%	44.00%
Asset allocation to debt securities			30.00%										53.00%	20.00%	26.00%	1.00%
Asset allocation to other investment			30.00%
Total plan asset									171,945,000,000	161,055,000,000
Accumulated pension benefit obligations									172,108,000,000	159,999,000,000
Accumulated benefit obligations in excess of total assets									(163,000,000)	1,056,000,000
Accumulated benefit obligations in excess of total assets, percentage									(0.10%)	0.70%
Contributions to multi-employer contributory plan							9,502,000	781,000,000	809,000,000	985,000,000
Percentage of contributions to total Fund						5.00%
Expected contributions to the plan for the next year		805,000,000
Accrued liability for retirement benefits	13,335,000	1,096,000,000	1,123,000,000
Aggregated amount of assets transferred to the contribution plans	21,402,000	1,759,000,000
Amount of assets not transferred to the contribution plans	7,750,000	637,000,000															1,119,000	92,000,000	6,631,000	545,000,000
Assets transition to contribution plans period, in years	8 years	8 years
Defined contribution plans amount				$ 1,825,000	¥ 150,000,000

Severance And Retirement Plans (Schedule Of Net Periodic Cost) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the year	$ 1,606	¥ 132,000	¥ 254,000	¥ 210,000
Interest cost on projected benefit obligation	183	15,000	33,000	25,000
Expected return on plan assets	(170)	(14,000)	(26,000)	(38,000)
Recognized actuarial gain or loss	243	20,000	20,000	(27,000)
Settlement gain or loss	3,553	292,000	(103,000)
Loss from special termination benefit	9,356	769,000
Net periodic cost	$ 14,771	¥ 1,214,000	¥ 178,000	¥ 170,000

Severance And Retirement Plans (Schedule Of Assumptions Used To Determine Projected Benefit Obligations) (Detail)	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.90%
Assumed rate of increase in future compensation levels	1.50%

Severance And Retirement Plans (Schedule Of Assumptions Used To Determine Net Periodic Cost) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.90%	0.90%	1.10%
Assumed rate of increase in future compensation levels	1.50%	1.80%	1.90%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%

Severance And Retirement Plans (Schedule Of Fair Values Of Plan Assets) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Other Investments [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Other Investments [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Other Investments [Member] JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 17,070	¥ 1,403,000	¥ 2,237,000	¥ 541,000	¥ 392,000	¥ 435,000	¥ 35,000						¥ 1,403,000	¥ 541,000	¥ 392,000	¥ 435,000	¥ 35,000

Severance And Retirement Plans (Schedule Of Pension Fund) (Detail) (Kanto IT Software Pension Fund [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
EIN/ Pension Plan Number	N/A	N/A
Pension Protection Act Zone Status	N/A	N/A	N/A
FIP/RP Status Pending/Implemented	No	No	No
Contributions	$ 9,502	¥ 781,000	¥ 809,000	¥ 985,000
Surcharge Imposed	No	No	No

Stockholders' Equity (Dividends) (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Retained Earnings Adjustments [Line Items]
Retained earnings available for dividends	$ 1,110,768	¥ 91,294,000
Minimum percentage of aggregate amount of cash dividends of retained earnings associated with cash outlays	10.00%	10.00%
Minimum percentage of common stock the legal reserve and additional paid-in-capital must equal	25.00%	25.00%

Stockholders' Equity (Summary Of Treasury Stock Activities) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Stock Repurchase Program [Line Items]
Treasury Stock, Shares, Beginning Balance	7,359,029	7,359,029	10,039,336
Acquisition through purchase of odd-lot shares, Shares	13,139	13,139	3,716
Sell upon request for purchase of odd-lot shares, Shares	(987)	(987)	(3,222)
Issuance in stock exchanges, Shares	(2,491,373)	(2,491,373)	(2,735,853)
Repurchase of shares from shareholders dissenting to the share exchange, Shares			55,000
Acquisition through purchase off odd-lot shares, Shares	40	40	52
Treasury Stock, Shares, Ending Balance	4,879,848	4,879,848
Treasury Stock, Value, Beginning Balance	$ 206,373,000	¥ 16,962,000,000	¥ 23,187,000,000
Acquisition through purchase of odd-lot shares, Value	353,000	29,000,000	6,000,000
Sell upon request for purchase of odd-lot shares, Value	(24,000)	(2,000,000)	(7,000,000)
Issuance in stock exchanges, Value	(69,873,000)	(5,743,000,000)	(6,319,000,000)
Repurchase of shares from shareholders dissenting to the share exchange, Value			95,000,000
Acquisition through purchase off odd-lot shares, Value	0	0	0
Treasury Stock, Value, Ending Balance	$ 136,829,000	¥ 11,246,000,000	¥ 16,962,000,000

Other Comprehensive Income (Loss) (Accumulated Other Comprehensive Income (Loss)) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, net of tax: Balance, beginning of year	$ (26,257)	¥ (2,158,000)	¥ (18,000)	¥ 189,000
Aggregate adjustment for the year resulting from translation of foreign currency financial statements	(5,535)	(455,000)	(2,140,000)	(207,000)
Foreign currency translation adjustments, net of tax: Balance, end of year	(31,792)	(2,613,000)	(2,158,000)	(18,000)
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, beginning of year	(654)	(54,000)	1,000	9,000
Net change	(3)	0	(55,000)	(8,000)
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, end of year	(657)	(54,000)	(54,000)	1,000
Adjustment on retirement benefits, net of tax: Balance, beginning of year	(4,078)	(335,000)	(158,000)	(100,000)
Net change	3,445	283,000	(177,000)	(58,000)
Adjustment on retirement benefits, net of tax: Balance, end of year	(633)	(52,000)	(335,000)	(158,000)
Total accumulated other comprehensive income (loss), net of tax, Balance, beginning of year	(30,989)	(2,547,000)	(175,000)	98,000
Adjustments for the year	(2,093)	(172,000)	(2,372,000)	(273,000)
Total accumulated other comprehensive income (loss), net of tax, Balance, end of year	$ (33,082)	¥ (2,719,000)	¥ (2,547,000)	¥ (175,000)

Other Comprehensive Income (Loss) (Tax Effects On Each Component Of Other Comprehensive Income (Loss) And Adjustments) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, Pretax amount	$ (5,012,000)	¥ (412,000,000)	¥ (2,140,000,000)	¥ (207,000,000)
Unrealized losses arising during the year, Pretax amount	(3,000)	0	(88,000,000)	(199,000,000)
Less: reclassification adjustment for gains included in net income, Pretax amount				185,000,000
Net unrealized losses, Pretax amount	(3,000)	0	(88,000,000)	(14,000,000)
Net loss arising during the year, Pretax amount	2,264,000	186,000,000	(318,000,000)	(71,000,000)
Less: settlement or amortization of net gain, Pretax amount	3,566,000	293,000,000	19,000,000	(27,000,000)
Pension liability adjustments, net, Pretax amount	5,830,000	479,000,000	(299,000,000)	(98,000,000)
Other comprehensive loss, Pretax amount	815,000	67,000,000	(2,527,000,000)	(319,000,000)
Foreign currency translation adjustments, Tax (expense) or benefit	(523,000)	(43,000,000)
Unrealized losses arising during the year, Tax (expense) or benefit	0	0	33,000,000	6,000,000
Less: reclassification adjustment for gains included in net income, Tax (expense) or benefit				(75,000,000)
Net unrealized losses, Tax (expense) or benefit	0	0	33,000,000	6,000,000
Net loss arising during the year, Tax (expense) or benefit	(925,000)	(76,000,000)	130,000,000	29,000,000
Less: settlement or amortization of net gain, Tax (expense) or benefit	(1,460,000)	(120,000,000)	(8,000,000)	11,000,000
Pension liability adjustments, net, Tax (expense) or benefit	(2,385,000)	(196,000,000)	122,000,000	40,000,000
Other comprehensive loss, Tax (expense) or benefit	(2,908,000)	(239,000,000)	155,000,000	46,000,000
Foreign currency translation adjustments, Net of tax amount	(5,535,000)	(455,000,000)	(2,140,000,000)	(207,000,000)
Income tax expense (benefit) reported in other comprehensive income related to Net unrealized gains (losses) on available-for-sale securities	(3,000)	0	(55,000,000)	(118,000,000)
Less: reclassification adjustment for gains included in net income, Net of tax amount				110,000,000
Net unrealized losses, Net of tax amount	(3,000)	0	(55,000,000)	(8,000,000)
Net loss arising during the year, Net of tax amount	1,339,000	110,000,000	(188,000,000)	(42,000,000)
Less: settlement or amortization of net gain, Net of tax amount	2,106,000	173,000,000	11,000,000	(16,000,000)
Pension liability adjustments, net, Net of tax amount	3,445,000	283,000,000	(177,000,000)	(58,000,000)
Other comprehensive loss, Net of tax amount	$ (2,093,000)	¥ (172,000,000)	¥ (2,372,000,000)	¥ (273,000,000)

Derivative Financial Instruments (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Forward Exchange Contracts [Member] USD ($)	Mar. 31, 2012 Forward Exchange Contracts [Member] JPY (¥)	Mar. 31, 2011 Forward Exchange Contracts [Member] JPY (¥)	Mar. 31, 2010 Forward Exchange Contracts [Member] JPY (¥)	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange forward contracts term (in months)									3 months	6 months
Notional amount of forward exchange contracts					$ 5,998	¥ 493,000
Foreign exchange net gain or losses	$ 4,027	¥ 331,000	¥ (342,000)	¥ 67,000	$ 4,027	¥ 331,000	¥ (342,000)	¥ 67,000

Derivative Financial Instruments (The Location And Fair Value Amounts Of Derivative Instruments) (Detail) (Derivatives Not Designated As Hedging Instruments [Member])
In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Forward Exchange Contracts [Member] Other Current Liabilities [Member] USD ($)	Mar. 31, 2012 Forward Exchange Contracts [Member] Other Current Liabilities [Member] JPY (¥)	Mar. 31, 2011 Forward Exchange Contracts [Member] Other Current Liabilities [Member] JPY (¥)
Derivative Instruments And Hedging Activities [Line Items]
Total Derivative Liability, Fair value	$ 0	¥ 0	¥ 5,000	$ 0	¥ 0	¥ 5,000

Derivative Financial Instruments (Gain Or Loss Recognized In Earnings On Derivatives) (Detail) (Derivatives Not Designated As Hedging Instruments [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Forward Exchange Contracts [Member] Foreign Currency Exchange Gain (Loss), Net [Member] USD ($)	Mar. 31, 2012 Forward Exchange Contracts [Member] Foreign Currency Exchange Gain (Loss), Net [Member] JPY (¥)	Mar. 31, 2011 Forward Exchange Contracts [Member] Foreign Currency Exchange Gain (Loss), Net [Member] JPY (¥)
Derivative Instruments And Hedging Activities [Line Items]
Total	$ 1,059	¥ 87,000	¥ 155,000	$ 1,059	¥ 87,000	¥ 155,000

Fair Value Of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in marketable securities, Carrying amount	$ 5,220	¥ 429,000	¥ 140,000
Long-term debt, including current installments, Carrying amount	(121,670)	(10,000,000)	(15,000,000)
Foreign exchange forward contracts, Assets, Carrying amount
Foreign exchange forward contracts, Liabilities, Carrying amount	0	0	5,000
Investments in marketable securities, Estimated fair value	5,220	429,000	140,000
Long-term debt, including current installments, Estimated fair value	(122,095)	(10,035,000)	(14,898,000)
Foreign exchange forward contracts, Assets, Estimated fair value
Foreign exchange forward contracts, Liabilities, Estimated fair value	$ 0	¥ 0	¥ 5,000

Fair Value Measurements (Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Level 1 [Member] USD ($)	Mar. 31, 2012 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2012 Level 2 [Member] USD ($)	Mar. 31, 2012 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	$ 5,220	¥ 429,000	¥ 140,000	$ 5,220	¥ 429,000	¥ 140,000
Total assets	5,220	429,000	140,000	5,220	429,000	140,000
Derivatives	0	0	5,000				0	0	5,000
Total liabilities	$ 0	¥ 0	¥ 5,000				$ 0	¥ 0	¥ 5,000

Fair Value Measurements (Summary Of Assets And Liabilities Measured At Fair Value On A Non-Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Property and equipment, net, Total gains or losses	¥ (2,253)	¥ (2,253)
Identifiable intangible assets, Total gains or losses	(1,900)	(1,900)
Total non-financial assets, Total gains or losses		(4,153)
Property and equipment, net, Carrying value		1,103
Identifiable intangible assets, Carrying value		31,583
Total non-financial assets, Carrying value		32,686
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Property and equipment, net, Carrying value		1,103
Identifiable intangible assets, Carrying value		31,583
Total non-financial assets, Carrying value		¥ 32,686

Fair Value Measurements (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-lived assets		¥ 3,356
Long-lived assets, fair value amount		1,103
Impairment losses for property and equipment	2,253	2,253
Carrying value of indefinite lived intangible assets		31,583
Impairment losses for identifiable intangible assets	1,900	1,900
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets, fair value amount		1,103
Carrying value of indefinite lived intangible assets		¥ 31,583

Related Party Transactions (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Rokurokusou [Member]
Related Party Transaction [Line Items]
Acquisition of certain fixed assets	¥ 1,336
Kozuki Capital Corporation [Member]
Related Party Transaction [Line Items]
Acquisition of certain fixed assets	¥ 685

Supplemental Disclosures To Consolidated Statements Of Cash Flows (Supplemental Disclosures To Consolidated Statements Of Cash Flows) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Additional Balance Sheet And Cash Flow Information [Line Items]
Interest, excluding interest capitalized	$ 17,009,000	¥ 1,398,000,000	¥ 1,515,000,000	¥ 1,545,000,000
Income taxes	113,457,000	9,325,000,000	6,654,000,000	9,641,000,000
Fair value of assets acquired			15,733,000,000
Liabilities assumed			(9,178,000,000)
Goodwill			30,000,000
Gain on bargain purchase			(2,543,000,000)
Treasury stock			(4,721,000,000)
Cash paid, net of cash acquired			(679,000,000)
Property acquired under capital leases during the year	28,836,000	2,370,000,000	2,851,000,000	4,371,000,000
Recognition of tangible fixed assets due to asset retirement obligations	$ 5,572,000	¥ 458,000,000	¥ 228,000,000	¥ 505,000,000

Segment Information (Schedule Of Revenue And Operating Income (loss) ) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Digital Entertainment [Member] USD ($)	Mar. 31, 2012 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2011 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2010 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2012 Health & Fitness [Member] USD ($)	Mar. 31, 2012 Health & Fitness [Member] JPY (¥)	Mar. 31, 2011 Health & Fitness [Member] JPY (¥)	Mar. 31, 2010 Health & Fitness [Member] JPY (¥)	Mar. 31, 2012 Gaming & Systems [Member] USD ($)	Mar. 31, 2012 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2011 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2010 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] USD ($)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2011 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2010 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2012 Corporate And Eliminations [Member] USD ($)	Mar. 31, 2012 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2011 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2010 Corporate And Eliminations [Member] JPY (¥)
Segment Reporting Information [Line Items]
External Customers	$ 3,233,459,000	¥ 265,758,000,000	¥ 257,988,000,000	¥ 262,144,000,000	$ 1,699,841,000	¥ 139,710,000,000	¥ 132,474,000,000	¥ 142,239,000,000	$ 1,002,908,000	¥ 82,429,000,000	¥ 85,661,000,000	¥ 85,480,000,000	$ 306,753,000	¥ 25,212,000,000	¥ 21,868,000,000	¥ 19,996,000,000	$ 223,957,000	¥ 18,407,000,000	¥ 17,985,000,000	¥ 14,429,000,000
Intersegment					8,395,000	690,000,000	650,000,000	411,000,000	1,533,000	126,000,000	250,000,000	285,000,000					280,000	23,000,000	2,000,000		(10,208,000)	(839,000,000)	(902,000,000)	(696,000,000)
Total	3,233,459,000	265,758,000,000	257,988,000,000	262,144,000,000	1,708,236,000	140,400,000,000	133,124,000,000	142,650,000,000	1,004,441,000	82,555,000,000	85,911,000,000	85,765,000,000	306,753,000	25,212,000,000	21,868,000,000	19,996,000,000	224,237,000	18,430,000,000	17,987,000,000	14,429,000,000	(10,208,000)	(839,000,000)	(902,000,000)	(696,000,000)
Operating expenses	2,735,223,000	224,808,000,000	237,197,000,000	243,480,000,000	1,306,472,000	107,379,000,000	116,099,000,000	121,167,000,000	970,021,000	79,726,000,000	88,456,000,000	87,687,000,000	225,770,000	18,556,000,000	15,420,000,000	15,323,000,000	173,391,000	14,251,000,000	11,788,000,000	11,577,000,000	59,569,000	4,896,000,000	5,434,000,000	7,726,000,000
Operating income (loss)	498,236,000	40,950,000,000	20,791,000,000	18,664,000,000	401,764,000	33,021,000,000	17,025,000,000	21,483,000,000	34,420,000	2,829,000,000	(2,545,000,000)	(1,922,000,000)	80,983,000	6,656,000,000	6,448,000,000	4,673,000,000	50,846,000	4,179,000,000	6,199,000,000	2,852,000,000	(69,777,000)	(5,735,000,000)	(6,336,000,000)	(8,422,000,000)
Non-cash restructuring and impairment charges				1,950,000,000								1,950,000,000
Non-cash earthquake related impairment charges and expenses			4,429,000,000								4,358,000,000								71,000,000
Bargain purchase gain recognized			¥ 2,543,000,000																¥ 2,543,000,000

Segment Information (Schedule Of Segment Assets, Depreciation And Amortization And Capital Expenditures) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Digital Entertainment [Member] USD ($)	Mar. 31, 2012 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2011 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2010 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2012 Health & Fitness [Member] USD ($)	Mar. 31, 2012 Health & Fitness [Member] JPY (¥)	Mar. 31, 2011 Health & Fitness [Member] JPY (¥)	Mar. 31, 2010 Health & Fitness [Member] JPY (¥)	Mar. 31, 2012 Gaming & Systems [Member] USD ($)	Mar. 31, 2012 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2011 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2010 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] USD ($)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2011 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2010 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2012 Corporate And Eliminations [Member] USD ($)	Mar. 31, 2012 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2011 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2010 Corporate And Eliminations [Member] JPY (¥)
Segment Information [Line Items]
Assets	$ 3,990,826	¥ 328,006,000	¥ 313,891,000	¥ 298,198,000	$ 1,975,751	¥ 162,387,000	¥ 144,383,000	¥ 133,973,000	$ 1,194,184	¥ 98,150,000	¥ 100,098,000	¥ 107,523,000	$ 225,429	¥ 18,528,000	¥ 16,151,000	¥ 14,049,000	$ 247,317	¥ 20,327,000	¥ 25,005,000	¥ 5,963,000	$ 348,145	¥ 28,614,000	¥ 28,254,000	¥ 36,690,000
Depreciation and amortization	119,212	9,798,000	12,388,000	12,899,000	23,811	1,957,000	3,120,000	2,907,000	52,695	4,331,000	5,243,000	4,894,000	16,413	1,349,000	1,013,000	732,000	3,638	299,000	174,000	138,000	22,655	1,862,000	2,838,000	4,228,000
Capital expenditures	$ 130,064	¥ 10,690,000	¥ 8,265,000	¥ 7,962,000	$ 14,065	¥ 1,156,000	¥ 1,221,000	¥ 1,523,000	$ 22,509	¥ 1,850,000	¥ 2,819,000	¥ 4,803,000	$ 39,202	¥ 3,222,000	¥ 1,705,000	¥ 976,000	$ 6,472	¥ 532,000	¥ 208,000	¥ 100,000	$ 47,816	¥ 3,930,000	¥ 2,312,000	¥ 560,000

Segment Information (Schedule Of Geographic Information) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan [Member] USD ($)	Mar. 31, 2012 Japan [Member] JPY (¥)	Mar. 31, 2011 Japan [Member] JPY (¥)	Mar. 31, 2010 Japan [Member] JPY (¥)	Mar. 31, 2012 United States [Member] USD ($)	Mar. 31, 2012 United States [Member] JPY (¥)	Mar. 31, 2011 United States [Member] JPY (¥)	Mar. 31, 2010 United States [Member] JPY (¥)	Mar. 31, 2012 Europe [Member] USD ($)	Mar. 31, 2012 Europe [Member] JPY (¥)	Mar. 31, 2011 Europe [Member] JPY (¥)	Mar. 31, 2010 Europe [Member] JPY (¥)	Mar. 31, 2012 Asia/Oceania [Member] USD ($)	Mar. 31, 2012 Asia/Oceania [Member] JPY (¥)	Mar. 31, 2011 Asia/Oceania [Member] JPY (¥)	Mar. 31, 2010 Asia/Oceania [Member] JPY (¥)	Mar. 31, 2012 Total [Member] USD ($)	Mar. 31, 2012 Total [Member] JPY (¥)	Mar. 31, 2011 Total [Member] JPY (¥)	Mar. 31, 2010 Total [Member] JPY (¥)	Mar. 31, 2012 Eliminations [Member] USD ($)	Mar. 31, 2012 Eliminations [Member] JPY (¥)	Mar. 31, 2011 Eliminations [Member] JPY (¥)	Mar. 31, 2010 Eliminations [Member] JPY (¥)
Segment Information [Line Items]
External Customers	$ 3,233,459,000	¥ 265,758,000,000	¥ 257,988,000,000	¥ 262,144,000,000	$ 2,538,520,000	¥ 208,641,000,000	¥ 194,431,000,000	¥ 198,500,000,000	$ 437,462,000	¥ 35,955,000,000	¥ 36,870,000,000	¥ 33,743,000,000	$ 177,163,000	¥ 14,561,000,000	¥ 19,525,000,000	¥ 23,682,000,000	$ 80,314,000	¥ 6,601,000,000	¥ 7,162,000,000	¥ 6,219,000,000	$ 3,233,459,000	¥ 265,758,000,000	¥ 257,988,000,000	¥ 262,144,000,000
Intersegment					152,780,000	12,557,000,000	17,368,000,000	14,272,000,000	45,091,000	3,706,000,000	1,837,000,000	3,805,000,000	6,229,000	512,000,000	1,661,000,000	89,000,000	2,847,000	234,000,000	710,000,000	669,000,000	206,947,000	17,009,000,000	21,576,000,000	18,835,000,000	(206,947,000)	(17,009,000,000)	(21,576,000,000)	(18,835,000,000)
Total	3,233,459,000	265,758,000,000	257,988,000,000	262,144,000,000	2,691,300,000	221,198,000,000	211,799,000,000	212,772,000,000	482,553,000	39,661,000,000	38,707,000,000	37,548,000,000	183,392,000	15,073,000,000	21,186,000,000	23,771,000,000	83,161,000	6,835,000,000	7,872,000,000	6,888,000,000	3,440,406,000	282,767,000,000	279,564,000,000	280,979,000,000	(206,947,000)	(17,009,000,000)	(21,576,000,000)	(18,835,000,000)
Operating expenses	2,735,223,000	224,808,000,000	237,197,000,000	243,480,000,000	2,302,664,000	189,256,000,000	201,244,000,000	199,427,000,000	392,712,000	32,277,000,000	32,144,000,000	33,845,000,000	172,150,000	14,149,000,000	18,670,000,000	22,598,000,000	75,849,000	6,234,000,000	6,687,000,000	6,560,000,000	2,943,375,000	241,916,000,000	258,745,000,000	262,430,000,000	(208,152,000)	(17,108,000,000)	(21,548,000,000)	(18,950,000,000)
Operating income (loss)	498,236,000	40,950,000,000	20,791,000,000	18,664,000,000	388,636,000	31,942,000,000	10,555,000,000	13,345,000,000	89,841,000	7,384,000,000	6,563,000,000	3,703,000,000	11,242,000	924,000,000	2,516,000,000	1,173,000,000	7,312,000	601,000,000	1,185,000,000	328,000,000	497,031,000	40,851,000,000	20,819,000,000	18,549,000,000	1,205,000	99,000,000	(28,000,000)	115,000,000
PROPERTY AND EQUIPMENT, net	757,403,000	62,251,000,000	59,508,000,000	62,434,000,000	703,431,000	57,815,000,000	56,742,000,000	60,345,000,000	50,992,000	4,191,000,000	2,460,000,000	1,739,000,000	681,000	56,000,000	77,000,000	93,000,000	2,299,000	189,000,000	229,000,000	257,000,000	757,403,000	62,251,000,000	59,508,000,000	62,434,000,000
Non-cash restructuring and impairment charges				1,950,000,000
Non-cash earthquake related impairment charges and expenses			4,429,000,000
Bargain purchase gain recognized			¥ 2,543,000,000

Commitments And Contingencies (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Long-term Purchase Commitment [Line Items]
Amount spent on orders placed for purchases of property and equipment and other assets	$ 16,133	¥ 1,326,000

Valuation And Qualifying Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Trade Accounts Receivable [Member] USD ($)	Mar. 31, 2012 Trade Accounts Receivable [Member] JPY (¥)	Mar. 31, 2011 Trade Accounts Receivable [Member] JPY (¥)	Mar. 31, 2010 Trade Accounts Receivable [Member] JPY (¥)	Mar. 31, 2012 Other Assets [Member] USD ($)	Mar. 31, 2012 Other Assets [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] JPY (¥)	Mar. 31, 2010 Other Assets [Member] JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	$ 6,850	¥ 563,000	¥ 773,000	¥ 526,000	$ 3,346	¥ 275,000	¥ 680,000	¥ 470,000	$ 3,504	¥ 288,000	¥ 93,000	¥ 56,000
Charged to Revenue, Costs and Expenses	535	44,000	(192,000)	259,000	1,253	103,000	(149,000)	222,000	(718)	(59,000)	(43,000)	37,000
Charged (Credited) to Other Accounts	24	2,000	(18,000)	(12,000)	24	2,000	(256,000)	(12,000)			238,000	0
Deductions
Balance	$ 7,409	¥ 609,000	¥ 563,000	¥ 773,000	$ 4,623	¥ 380,000	¥ 275,000	¥ 680,000	$ 2,786	¥ 229,000	¥ 288,000	¥ 93,000